UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
May 31, 2013
(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (21.1%)
U.S. Treasury Notes
$10,000,000	0.75%, 12/15/13	$10,030,194
13,000,000	0.75%, 6/15/14	13,080,639
20,000,000	1.00%, 7/15/13	20,019,134
20,000,000	1.25%, 2/15/14	20,150,963
10,000,000	1.25%, 3/15/14	10,083,751
30,000,000	1.75%, 1/31/14	30,315,708
15,000,000	1.75%, 3/31/14	15,195,829
10,000,000	1.88%, 2/28/14	10,126,430
20,000,000	2.00%, 11/30/13	20,178,109
5,000,000	2.25%, 5/31/14	5,104,780
10,000,000	3.13%, 8/31/13	10,072,667
20,000,000	4.75%, 5/15/14	20,876,157

Total U.S. Treasury Obligations		185,234,361

Repurchase Agreements (78.8%)
100,000,000	Bank of Montreal, 0.05%, 6/3/13,
	(Purchased on 5/31/13, Proceeds at
	maturity $100,000,417,
	collateralized by U.S. Treasury
	Bills, (0.00%), (5/29/14), fair
	value $102,000,096)	100,000,000
150,000,000	Credit Agricole CIB NY, 0.06%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity
	$150,000,750, collateralized by
	various U.S. Treasury Obligations,
	(0.25% - 2.38%), (7/15/13 -
	3/31/19), fair value $153,000,004)	150,000,000
130,000,000	Deutsche Bank Securities, Inc., 0.06%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity $130,000,650,
	collateralized by various U.S.
	Treasury Obligations,
	(0.38% - 4.00%), (2/15/14 -
	8/31/16), fair value $132,600,085)	130,000,000
50,000,000	Goldman Sachs & Co., 0.02%,
	6/3/13, (Purchased on 5/31/13,
	Proceeds at maturity $50,000,083,
	collateralized by U.S. Treasury
	Notes, (0.13%), (1/15/23), fair
	value $51,000,094)	50,000,000
150,000,000	RBC Capital Markets LLC, 0.05%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity
	$150,000,625, collateralized
	by various U.S. Treasury Notes,
	(0.25% - 2.13%), (5/31/15 -
	8/15/21), fair value $153,000,085)	150,000,000
110,000,000	Societe Generale, 0.06%, 6/3/13,
	(Purchased on 5/31/13, Proceeds at
	maturity $110,000,550,
	collateralized by U.S. Treasury
	Bills, (0.00%), (8/8/13), fair value
	$112,200,092)	110,000,000

Total Repurchase Agreements		690,000,000

Total Investments (Cost $875,234,361) (a) — 99.9%		875,234,361
Other assets in excess of liabilities — 0.1%		904,043

Net Assets — 100.0%		$876,138,404

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Certificate of Deposit (5.1%)
$30,000,000	Svenska Handelsbanken NY, 0.18%,
	8/28/13	$30,000,000
15,000,000	Toronto Dominion Bank NY, 0.15%,
	11/25/13	15,000,000
10,000,000	Toronto Dominion Bank NY, 0.24%,
	5/22/14	10,000,984

		55,000,984

Total Certificate of Deposit		55,000,984

Commercial Paper (28.6%)
Banking (9.9%)
30,000,000	Commonwealth Bank of Australia,
	0.21%, 11/20/13 (a)(b)	29,970,617
10,000,000	Credit Agricole North America, Inc.,
	0.11%, 6/3/13 (a)	9,999,939
10,000,000	Credit Agricole North America, Inc.,
	0.13%, 6/5/13 (a)	9,999,856
30,000,000	National Australia Funding, 0.16%,
	8/19/13 (a)(b)	29,990,234
25,000,000	Societe Generale North America,
	0.19%, 6/5/13 (a)	24,999,472

		104,960,118

Beverages (2.8%)
15,000,000	The Coca-Cola Co., 0.17%, 8/2/13
	(a)(b)	14,995,738
15,000,000	The Coca-Cola Co., 0.18%, 6/17/13
	(a)(b)	14,998,800

		29,994,538

Consumer Products (2.8%)
30,000,000	Procter & Gamble Co., 0.16%,
	8/12/13 (a)(b)	29,990,400

Diversified Manufacturing Operations (4.7%)
20,000,000	General Electric Co., 0.08%, 6/24/13
	(a)	19,998,978
30,000,000	Total Capital Canada Ltd., 0.07%,
	6/14/13 (a)(b)	29,999,241

		49,998,219

Financial Services (2.8%)
10,000,000	BNP Paribas Finance, Inc., 0.15%,
	6/6/13 (a)	9,999,792
15,000,000	BNP Paribas Finance, Inc., 0.15%,
	6/11/13 (a)	14,999,375
5,000,000	General Electric Capital Corp.,
	0.20%, 11/12/13 (a)	4,995,444

		29,994,611

Food-Miscellaneous/Diversified (2.8%)
30,000,000	Nestle Capital Corp., 0.20%, 1/9/14
	(a)(b)	29,963,000

Internet (2.8%)
30,000,000	Google, Inc., 0.10%, 7/16/13 (a)(b)	29,996,250

Total Commercial Paper		304,897,136

U.S. Government Agency Securities (21.2%)
Federal Farm Credit Bank
10,000,000	0.12%, 2/28/14 (c)	9,999,262
25,000,000	0.22%, 8/22/13 (c)	25,004,055

Principal Amount	Security Description	Amortized Cost

U.S. Government Agency Securities, continued:
Federal Home Loan Bank
$10,000,000	0.09%, 9/4/13 (c)	$10,000,000
20,000,000	0.13%, 4/11/14	19,995,923
10,000,000	0.13%, 4/25/14 (c)	10,000,000
10,000,000	Series 1, 0.14%, 5/13/14 (c)	10,000,000
10,000,000	0.15%, 4/1/14 (c)	10,000,000
15,000,000	0.18%, 3/4/14	15,000,000
5,000,000	0.20%, 2/28/14, Callable 8/22/13 @
	100 *	5,000,000
Federal Home Loan Mortgage Corp.
15,000,000	0.12%, 4/8/14 (a)	14,984,450
46,100,000	0.12%, 8/19/13 (a)	46,087,379
Federal National Mortgage Association
30,000,000	0.12%, 9/3/13 (a)	29,990,600
20,000,000	0.12%, 9/16/13 (a)	19,992,867

Total U.S. Government Agency Securities		226,054,536

Repurchase Agreements (45.0%)
80,000,000	Bank of Montreal, 0.06%, 6/3/13,
	(Purchased on 5/31/13, proceeds at
	maturity $80,000,400,
	collateralized by various U.S.
	Government Agency Obligations,
	(0.5% - 2.35%), (10/21/15 -
	1/11/23), fair value $81,612,981)	80,000,000
141,000,000	Credit Agricole CIB NY, 0.07%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity
	$141,000,823, collateralized by
	U.S. Treasury Notes, (0.25%),
	(3/31/15), fair value
	$143,820,031)	141,000,000
110,000,000	Deutsche Bank Securities, Inc.,
	0.07%, 6/3/13, (Purchased on
	5/31/13, proceeds at maturity
	$110,000,642, collateralized by
	various U.S. Government Agency
	Obligations, (0.00% - 7.13%),
	(7/15/13 - 7/15/32), fair value
	$112,200,768)	110,000,000
50,000,000	Goldman Sachs & Co., 0.06%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity $50,000,250,
	collateralized by FHLMC,
	(1.00%), (7/28/17), fair value
	$51,000,802)	50,000,000
60,200,000	RBC Capital Markets LLC, 0.06%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity $60,200,301,
	collateralized by FHLMC,
	(2.50%), (4/17/13), fair value
	$61,405,036)	60,200,000
40,000,000	Wells Fargo Securities LLC, 0.05%,
	6/3/13, (Purchased on 5/31/13,
	proceeds at maturity $40,000,167,
	collateralized by various U.S.
	Government Agency Obligations,
	(0.00% - 4.13%), (8/3/13 -
	4/15/30), fair value $40,800,033)	40,000,000

Total Repurchase Agreements		481,200,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Time Deposit (0.1%)
$1,093,335	Chase Bank USA Cayman Islands
	Branch, 0.01%, 6/3/13	$1,093,335

Total Time Deposit		1,093,335

Total Investments (Cost $1,068,245,991) (d) — 100.0%		1,068,245,991
Other assets in excess of liabilities — 0.0%		129,389

Net Assets — 100.0%		$1,068,375,380

(a)	Rate represents the effective yield at purchase.
(b)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC Federal Home Loan Mortgage Corp.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (87.8%)
Variable Rate Demand Notes (83.4%)
Colorado (3.7%)
$5,415,000	Castle Rock Colorado Certificate of
	Participation, 0.20%, next reset
	date 6/7/13, final maturity 9/1/37,
	Enhanced by: LOC(a)	$5,415,000
7,280,000	Colorado Educational & Cultural
	Facilities Authority Revenue,
	Christian University Project,
	0.13%, next reset date 6/7/13,
	final maturity 7/1/34, Enhanced
	by: LOC(a)	7,280,000

		12,695,000

Florida (7.8%)
15,100,000	Jacksonville Florida Economic
	Development Commission Health
	Care Facilities Revenue, 0.08%,
	next reset date 6/1/13, final
	maturity 10/1/15, Enhanced by:
	LOC(a)	15,100,000
4,590,000	Orange County Florida Housing
	Financial Authority Multifamily
	Revenue, 0.15%, next reset date
	6/7/13, final maturity 8/15/35,
	Enhanced by: LOC, AMT(a)	4,590,000
7,000,000	Sunshine Florida State
	Governmental Financing
	Commission Revenue, Miami
	Dade County Program, Series B,
	0.13%, next reset date 6/7/13,
	final maturity 9/1/32, Enhanced
	by: LOC(a)	7,000,000

		26,690,000

Georgia (4.3%)
15,000,000	Georgia Private Colleges &
	Universities Authority Revenue,
	Emory University, Series B-3,
	0.10%, next reset date 6/7/13,
	final maturity 9/1/35(a)	15,000,000

Illinois (2.4%)
8,200,000	Cook County Illinois Revenue,
	0.14%, next reset date 6/7/13,
	final maturity 5/1/35, Enhanced
	by: LOC(a)	8,200,000

Indiana (8.8%)
15,110,000	Indiana Municipal Power Agency
	Revenue, Series A, 0.12%, next
	reset date 6/7/13, final maturity
	1/1/18, Enhanced by: LOC(a)	15,110,000
15,195,000	Indiana State Financial Authority
	Hospital Revenue, Series C,
	0.11%, next reset date 6/7/13,
	final maturity 3/1/33, Enhanced
	by: LOC(a)	15,195,000

		30,305,000

Kentucky (1.2%)
4,300,000	Jeffersontown Kentucky Lease
	Programe Revenue, 0.16%, next
	reset date 6/7/13, final maturity
	3/1/30, Enhanced by: LOC(a)	4,300,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Minnesota (1.7%)
$5,800,000	Minnesota State Higher Education
	Facilities Authority Revenue,
	Gustavus Adolphus College,
	0.11%, next reset date 6/7/13,
	final maturity 10/1/34, Enhanced
	by: LOC(a)	$5,800,000

Mississippi (4.3%)
15,000,000	Mississippi State Business Finance
	Commission Gulf Opportunity
	Zone Revenue, Chevron U.S.A.,
	Inc., Series B, 0.10%, next reset
	date 6/7/13, final maturity
	12/1/30, Insured by: GTY(a)	15,000,000

Missouri (3.6%)
9,470,000	Jackson County Missouri Industrial
	Development Authority
	Recreational Facilities Revenue,
	0.17%, next reset date 6/7/13,
	final maturity 11/1/18, Enhanced
	by: LOC(a)	9,470,000
2,800,000	Missouri State Health & Educational
	Facilities Authority Revenue,
	Lutheran Senior Services, 0.12%,
	next reset date 6/7/13, final
	maturity 2/1/31, Enhanced by:
	LOC(a)	2,800,000

		12,270,000

North Carolina (2.7%)
9,400,000	North Carolina State Medical Care
	Commission Health Care
	Facilities Revenue, Series B,
	0.13%, next reset date 6/7/13,
	final maturity 10/1/38, Enhanced
	by: LOC(a)	9,400,000

Pennsylvania (10.6%)
15,000,000	Delaware River Port Authority
	Pennsylvania & New Jersey
	Revenue, Series A, 0.10%, next
	reset date 6/7/13, final maturity
	1/1/26, Enhanced by: LOC(a)	15,000,000
6,000,000	Emmaus Pennsylvania General
	Authority Revenue, 0.14%, next
	reset date 6/7/13, final maturity
	3/1/24, Enhanced by: LOC(a)	6,000,000
5,600,000	Emmaus Pennsylvania General
	Authority Revenue, 0.14%, next
	reset date 6/7/13, final maturity
	3/1/24, Enhanced by: LOC(a)	5,600,000
10,000,000	Philadelphia Pennsylvania, GO,
	Series B, 0.16%, next reset date
	6/7/13, final maturity 8/1/31,
	Enhanced by: LOC(a)	10,000,000

		36,600,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
South Carolina (4.2%)
$10,000,000	South Carolina Jobs - Economic
	Development Authority Student
	Housing Revenue, Bon Secours
	Health Systems, Inc., Series D,
	0.17%, next reset date 6/7/13,
	final maturity 11/1/25, Enhanced
	by: LOC(a)	$10,000,000
4,540,000	South Carolina Jobs - Economic
	Development Authority Student
	Housing Revenue, State
	University Housing LLC, Series
	A, 0.16%, next reset date 6/7/13,
	final maturity 3/1/27, Enhanced
	by: LOC(a)	4,540,000

		14,540,000

Tennessee (3.5%)
12,030,000	Montgomery County Tennessee
	Public Building Pooled Authority
	Revenue, 0.17%, next reset date
	6/7/13, final maturity 11/1/27,
	Enhanced by: LOC(a)	12,030,000

Texas (7.2%)
10,000,000	Austin Texas Hotel Occupancy Tax
	Revenue, 0.14%, next reset date
	6/7/13, final maturity 11/15/29,
	Enhanced by: LOC(a)	10,000,000
15,000,000	University of Texas Revenue, Series
	B, 0.07%, next reset date 6/7/13,
	final maturity 8/1/39, Enhanced
	by: LIQ FAC(a)	15,000,000

		25,000,000

Utah (4.5%)
15,495,000	Utah State Transit Authority Sales
	Tax Revenue, Series A, 0.07%,
	next reset date 6/1/13, final
	maturity 6/15/36, Enhanced by:
	LOC(a)	15,495,000

Virginia (9.2%)
11,440,000	Falls Church Virginia Economic
	Development Authority Revenue,
	0.15%, next reset date 6/7/13,
	final maturity 7/1/31, Enhanced
	by: LOC(a)	11,440,000
14,000,000	Hanover County Virginia Economic
	Development Authority Revenue,
	Bon Secours Health Systems,
	Inc., Series D-1, 0.17%, next reset
	date 6/7/13, final maturity
	11/1/25, Enhanced by: LOC(a)	14,000,000
6,000,000	Virginia Small Business Financing
	Authority Revenue, Museum of
	Fine Arts Foundation, 0.13%,
	next reset date 6/7/13, final
	maturity 8/1/35, Enhanced by:
	LOC(a)	6,000,000

		31,440,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin (3.7%)
$6,025,000	Milwaukee Wisconsin
	Redevelopment Authority
	Redevelopment Lease Revenue,
	0.12%, next reset date 6/7/13,
	final maturity 9/1/40, Enhanced
	by: LOC(a)	$6,025,000
6,895,000	Wisconsin State Health &
	Educational Facilities Authority
	Revenue, 0.13%, next reset date
	6/7/13, final maturity 3/1/36,
	Enhanced by: LOC(a)	6,895,000

		12,920,000

Total Variable Rate Demand Notes		287,685,000

Fixed Rate Municipal Bonds (4.4%)
Colorado (2.9%)
10,000,000	Colorado State General Fund
	Revenue, Series A, 0.27%,, final
	maturity 6/27/13	10,016,482

Texas (1.5%)
5,500,000	Texas State Revenue, 0.26%, final
	maturity 8/30/13	5,530,703

Total Fixed Rate Municipal Bonds		15,547,185

Total Municipal Bonds		303,232,185

Municipal Commercial Paper (10.8%)
Arizona (3.9%)
3,400,000	Phoenix Civic Improvement Corp.,
	0.15%, final maturity 7/9/13,
	Enhanced by: LOC	3,400,000
10,000,000	Phoenix Civic Improvement Corp.,
	0.15%, final maturity 7/9/13,
	Enhanced by: LOC	10,000,000

		13,400,000

Illinois (4.3%)
15,000,000	Illinois Educational Facilities
	Authority, 0.17%, final maturity
	8/7/13, Enhanced by: LOC	15,000,000

Virginia (2.6%)
8,995,000	Peninsula Ports Authority, 0.14%,
	final maturity 7/18/13, Enhanced
	by: LOC	8,995,000

Total Municipal Commercial Paper		37,395,000

Investment Companies (1.3%)
4,316,012	Goldman Sachs Financial Square
	Funds-Tax Free Money Market
	Fund, 0.01%(b)	4,316,012
13,764	SEI Tax-Exempt Trust Institutional
	Tax Free Fund, Class A,
	0.02%(b)	13,764

Total Investment Companies		4,329,776

Total Investments (Cost $344,956,961) (c) — 99.9%		$344,956,961
Other assets in excess of liabilities — 0.1%		348,714

Net Assets — 100.0%		$345,305,675

(a)

Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (97.7%)
Arizona (4.2%)
$650,000	Arizona Water Infrastructure Finance
	Authority Revenue, Series A,
	5.00%, 10/1/25, Continuously
	Callable @ 100	$744,471
750,000	Chandler Arizona, GO, 4.00%,
	7/1/24, Callable 7/1/18 @ 100*	807,653

		1,552,124

California (0.2%)
80,000	Pomona California Public Financing
	Authority Revenue, 5.00%, 2/1/24,
	Continuously Callable @ 100,
	Insured by: NATL-RE	80,072

Colorado (2.6%)
750,000	Douglas County Colorado School
	District No. RE-1 Douglas &
	Elbert Counties, GO, 5.25%,
	12/15/24 , Insured by: State Aid
	Wtihholding	951,502

Florida (2.0%)
700,000	Sarasota County Florida Utility
	System Revenue, Series A, 5.00%,
	10/1/25, Callable 10/1/15 @ 100,
	Insured by: NATL-RE, AGC,
	FGIC*	759,717

Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%,
	1/1/24, Callable 1/1/19 @ 100*	408,223

Hawaii (2.3%)
750,000	Honolulu Hawaii City & County,
	GO, Series A, 5.00%, 7/1/23,
	Callable 7/1/17 @ 100, Insured
	by: AGM*	856,447

Illinois (5.8%)
215,000	Du Page County Illinois Community
	Unit School District No. 200
	Wheaton, GO, Series A, 5.00%,
	10/1/19, Continuously Callable @
	100, Insured by: FSA	249,239
285,000	Du Page County Illinois Community
	Unit School District No. 200
	Wheaton, GO, Series A, 5.00%,
	10/1/19, Continuously Callable @
	100, Insured by: AGM, ETM	346,922
750,000	Schaumburg Illinois, GO, Series A,
	4.25%, 12/1/22, Callable 12/1/13
	@ 100*	765,158
660,000	Williamson County Illinois
	Community High School District
	No. 210 Lincoln-Way School
	Building, GO, 5.00%, 1/1/17 ,
	Insured by: NATL-RE, FGIC,
	ETM	759,191
10,000	Williamson County Illinois
	Community High School District
	No. 210 Lincoln-Way School
	Buildings, GO, 5.00%, 1/1/17 ,
	Insured by: NATL-RE, FGIC	11,476

		2,131,986

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Indiana (3.5%)
$390,000	Bartholomew County Indiana
	Building Corp., Revenue, 4.25%,
	7/15/14	$405,577
305,000	Bartholomew County Indiana
	Building Corp., Revenue, 4.25%,
	7/15/15	326,835
500,000	Wayne Township Indiana Marion
	County School Building Corp.
	Revenue, 5.00%, 7/15/26,
	Continuously Callable @ 100,
	Insured by: NATL-RE, FGIC,
	State Aid Withholding	541,405

		1,273,817

Iowa (4.5%)
720,000	Bettendorf Iowa, GO, Series A,
	4.00%, 6/1/22, Callable 6/1/19 @
	100*	792,907
805,000	Davenport Iowa, GO, Series A,
	4.38%, 6/1/20, Callable 6/1/14 @
	100, Insured by: NATL-RE,
	FGIC*	835,365

		1,628,272

Kansas (2.0%)
700,000	Topeka Kansas Utility Revenue,
	Series A, 4.38%, 8/1/23,
	Continuously Callable @ 101,
	Insured by: NATL-RE	740,614

Maryland (1.7%)
550,000	Maryland State, GO, 5.00%, 3/15/20,
	Callable 3/15/17 @ 100*	637,104

Massachusetts (1.9%)
550,000	Massachusetts State, GO, Series D,
	5.50%, 10/1/20, Insured by: MBIA	690,058

Minnesota (2.2%)
750,000	Minnesota State, GO, Series A,
	4.00%, 12/1/24, Callable 12/1/19
	@ 100*	828,195

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%,
	6/15/15, Callable 6/15/13 @ 100*	10,013

New York (0.1%)
25,000	New York City Transport Authority
	Revenue, 5.40%, 1/1/18 , Insured
	by: AGM, ETM	27,745

North Carolina (2.2%)
750,000	Guilford County North Carolina, GO,
	Series A, 4.00%, 2/1/24, Callable
	2/1/19 @ 100*	819,270

Oklahoma (0.4%)
150,000	University of Oklahoma Revenue,
	3.70%, 6/1/13, Insured by: NATL-
	RE	150,013

Oregon (2.3%)
750,000	Washington County Oregon, GO,
	5.00%, 6/1/24, Callable 6/1/16 @
	102*	855,524

See notes to schedules of portfolio investments

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Pennsylvania (6.8%)
$750,000	Central Bucks Pennsylvania School
	District, GO, 5.00%, 5/15/24,
	Callable 5/15/18 @ 100, Insured
	by: State Aid Withholding*	$897,075
10,000	Delaware County Pennsylvania
	Authority Health Care Revenue,
	5.38%, 11/15/23, Continuously
	Callable @ 100, Insured by:
	CCLIA, ETM	10,042
645,000	Mount Lebanon Pennsylvania School
	District, GO, Series A, 5.00%,
	2/15/25, Callable 2/15/19 @ 100,
	Insured by: State Aid
	Withholding*	757,230
750,000	Upper Dublin Pennsylvania School
	District, GO, 4.75%, 11/15/23,
	Callable 5/15/19 @ 100, Insured
	by: State Aid Withholding*	846,488

		2,510,835

South Carolina (2.3%)
775,000	South Carolina State, GO, Series
	A66, 4.00%, 4/1/24, Continuously
	Callable @ 100	845,967

Tennessee (2.2%)
750,000	Williamson County Tennessee, GO,
	Series A, 4.00%, 4/1/25, Callable
	4/1/19 @ 100*	809,850

Texas (28.6%)
300,000	Allen Texas Independent School
	District, GO, 5.00%, 2/15/25,
	Continuously Callable @ 100	348,027
610,000	Frisco Texas Independent School
	District, GO, Series A, 4.00%,
	8/15/24, Continuously Callable @
	100	656,415
700,000	Goose Creek Texas Consolidated
	Independent School District, GO,
	4.50%, 2/15/28, Callable 2/15/15
	@ 100, Insured by: NATL-RE,
	FGIC, PSF-GTD*	732,942
750,000	Harris County Texas, GO, Series B,
	5.00%, 10/1/24, Callable 10/1/14
	@ 100*	796,815
625,000	Houston Texas Utility System
	Revenue, Series A, 5.00%,
	11/15/27, Continuously Callable
	@ 100, Insured by: AGM	727,194
640,000	Kyle Texas, GO, 4.00%, 2/15/22,
	Continuously Callable @ 100,
	Insured by: GTY	707,091
750,000	Lewisville Texas Independent School
	District, GO, 5.00%, 8/15/21,
	Callable 2/15/19 @ 100*	897,142
550,000	Pflugerville Texas, GO, 4.75%,
	8/1/20, Callable 8/1/13 @ 100,
	Insured by: NATL-RE, FGIC*	554,180
500,000	San Marcos Texas Tax & Toll
	Revenue, GO, 5.00%, 8/15/26,
	Callable 8/15/17 @ 100, Insured
	by: AGM*	556,185

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$500,000	Spring Texas Independent School
	District, GO, 5.00%, 8/15/27,
	Continuously Callable @ 100,
	Insured by: PSF-GTD	$577,380
575,000	Texas State, GO, 4.50%, 4/1/33,
	Continuously Callable @ 100	612,111
450,000	Waller Texas Independent School
	District, GO, 5.50%, 2/15/28,
	Callable 2/15/18 @ 100, Insured
	by: PSF-GTD*	520,466
750,000	Williamson County Texas Pass-
	Through Toll Bond, GO, 5.00%,
	2/15/21, Callable 2/15/19 @ 100*	886,829
640,000	Wylie Texas, GO, 5.00%, 2/15/21,
	Continuously Callable @ 100	741,466
1,050,000	Ysleta Texas Independent School
	District, GO, 5.00%, 8/15/23,
	Callable 8/15/16 @ 100, Insured
	by: PSF-GTD*	1,185,082

		10,499,325

Utah (2.1%)
700,000	Utah State Transit Authority Sales
	Tax Revenue, Series A, 5.00%,
	6/15/32, Continuously Callable @
	100, Insured by: AGM	788,893

Virginia (2.2%)
750,000	Fairfax County Virginia, GO, Series
	A, 4.00%, 4/1/24, Callable 4/1/19
	@ 100, Insured by: State Aid
	Withholding*	823,838

Washington (11.0%)
500,000	King County Washington Public
	Hospital District No.1, GO, Series
	B, 5.25%, 12/1/37, Continuously
	Callable @ 100	544,510
500,000	King County Washington Sewer
	Revenue, Series C, 5.00%, 1/1/35,
	Continuously Callable @ 100	561,515
500,000	Lewis County Washington Public
	Utility Revenue District No. 1,
	Series A, 5.00%, 12/1/27,
	Continuously Callable @ 100,
	Insured by: AGM	546,255
750,000	Seattle Washington, GO, 5.00%,
	5/1/21, Callable 5/1/19 @ 100*	893,849
685,000	Snohomish County Washington, GO,
	Series A, 5.00%, 12/1/27,
	Continuously Callable @ 100	787,551
605,000	Washington State, GO, Series B-1,
	5.00%, 8/1/25, Continuously
	Callable @ 100	712,043

		4,045,723

Wisconsin (3.5%)
550,000	Madison Wisconsin, GO, Series A,
	4.25%, 10/1/17, Callable 10/1/16
	@ 100*	610,698
555,000	Racine Wisconsin, GO, 5.00%,
	12/1/19, Callable 12/1/18 @ 100*	655,033

		1,265,731

Total Municipal Bonds		35,990,858

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (1.5%)
$551,092	Cavanal Hill Tax-Free Money
	Market Fund, Institutional Class, 0.01%(a)	$551,092

Total Investment in Affiliates		551,092

Total Investments (Cost $33,784,482) (b) — 99.2%		36,541,950
Other assets in excess of liabilities — 0.8%		276,334

Net Assets — 100.0%		$36,818,284

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
CCLIA	Connie Lee - College Construction Loan Insurance Association
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
GTY	Guarantor Agreement
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.3%)
$374,273	ACE Securities Corp., Series 2005-
	SD3, Class A, 0.59%, 8/25/45(a)	$370,684
377,378	Aegis Asset Backed Securities Trust,
	Series 2004-6, Class M1, 0.73%,
	3/25/35(a)	376,603
1,110,568	Alesco Preferred Funding Ltd., Series
	8A, Class C2, 1.63%,
	12/23/35(a)(b)	111,057
77,817	Ameriquest Mortgage Securities, Inc.,
	Series 2003-IA1, Class A4, 4.97%,
	11/25/33	77,697
512,605	Bayview Financial Acquisition Trust,
	Series 2003-AA, Class M2, 5.28%,
	2/25/33	515,995
365,079	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A6, 5.21%,
	4/28/39(a)	368,489
1,192,193	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A5, 5.70%,
	2/28/41(a)	1,219,305
1,622,340	Castle Trust, Series 2003-1A, Class
	A2, 5.36%, 5/15/27(c)	1,647,690
194,148	Chase Funding Mortgage Loan Asset-
	Backed Certificates, Series 2002-3,
	Class 1A6, 4.71%, 6/25/32	194,801
6,437	CIT Marine Trust, Series 1999-A,
	Class A4, 6.25%, 11/15/19	6,439
226,750	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-WF1, Class A5,
	5.01%, 11/25/34(a)	231,237
3,082,664	Coast Savings & Loan Assoc., Series
	1992-1, Class A, 2.94%, 7/25/22(a)	3,104,548
75,725	Countrywide Asset-Backed
	Certificates, Series 2002-S1, Class
	A5, 6.46%, 11/25/16(a)	75,706
48,157	Countrywide Home Equity Loan
	Trust, Series 2004-C, Class C,
	0.42%, 1/15/34(a)	41,215
840,693	Fremont Home Loan Trust, Series
	2004-3, Class M5, 2.07%,
	11/25/34(a)	153,660
976,688	GSAMP Trust, Series 2005-HE4,
	Class M1, 0.64%, 7/25/45(a)	959,099
3,730	IMC Home Equity Loan Trust, Series
	1998-1, Class A6, 7.02%,
	6/20/29(a)	3,735
158,824	Master Specialized Loan Trust, Series
	2005-2, Class A2, 5.01%,
	7/25/35(a)	160,620
135,996	RAAC, Series 2006-RP1, Class A3,
	0.49%, 10/25/45(a)(c)	131,616
469,672	Residential Asset Mortgage Products,
	Inc., Series 2002-RS2, Class AI5,
	6.03%, 3/25/32	461,067
198,659	Residential Asset Mortgage Products,
	Inc., Series 2003-RS8, Class MI2,
	5.81%, 9/25/33(a)	97,683
644,274	Residential Asset Mortgage Products,
	Inc., Series 2003-RZ4, Class A7,
	4.79%, 6/25/33(a)	666,419

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$51,823	Residential Asset Securitization Trust,
	Series 2001-KS2, Class AI6,
	6.49%, 10/25/30(a)	$51,983
98,252	Residential Funding Mortgage
	Securities, Series 2003-HS2, Class
	AI4, 3.87%, 7/25/33(a)	93,654
158,113	Saxon Asset Securities Trust, Series
	2003-3, Class AF6, 5.08%,
	12/25/33(a)	161,003
450,876	Soundview Home Equity Loan Trust,
	Series 2005-B, Class M2, 6.22%,
	5/25/35(a)	308,376
89,699	Terwin Mortgage Trust, Series 2005-
	12AL, Class AF2, 4.65%,
	7/25/36(a)	89,653

Total Asset Backed Securities		11,680,034

Mortgage Backed Securities† (26.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (2.1%)
269,985	Bear Stearns Alternative Trust, Series
	2006-1, Class 21A2, 2.64%,
	2/25/36(a)	173,466
23,597	Bear Stearns Alternative Trust, Series
	2005-5, Class 26A1, 4.52%,
	7/25/35(a)	19,315
58,992	Countrywide Alternative Loan Trust,
	Series 2005-24, Class 1A1, 1.48%,
	7/20/35(a)	45,090
5,362	Deutsche Mortgage Securities, Inc.,
	Series 2006-ABR, Class A1B1,
	0.29%, 10/25/36(a)	2,879
349,741	Deutsche Mortgage Securities, Inc.,
	Series 2003-4XS, Class A6A,
	4.82%, 10/25/33(a)	348,291
54,375	Deutsche Mortgage Securities, Inc.,
	Series 2004-5, Class A3, 5.59%,
	7/25/34(a)	56,827
18,021	Deutsche Mortgage Securities, Inc.,
	Series 2006-AB4, Class A1A,
	6.00%, 10/25/36(a)	13,963
55,951	First Horizon Alternative Mortgage
	Securities, Series 2004-AA3, Class
	A1, 2.31%, 9/25/34(a)	55,968
1,201,841	JPMorgan Re-REMIC, Series 2009-7,
	Class 2A1, 6.00%, 2/27/37(a)(c)	1,256,097
43,759	Master Adjustable Rate Mortgage
	Trust, Series 2004-13, Class 2A1,
	2.67%, 4/21/34(a)	45,061
86,201	Nomura Asset Acceptance Corp.,
	Series 2005-AR4, Class 3A1,
	3.02%, 8/25/35(a)	86,588
565,470	Nomura Asset Acceptance Corp.,
	Series 2006-AF2, Class 1A3,
	6.22%, 8/25/36(a)	308,521
176,183	Residential Accredit Loans, Inc.,
	Series 2004-QA4, Class NB21,
	3.59%, 9/25/34(a)	176,589
58,187	Residential Accredit Loans, Inc.,
	Series 2006-QA1, Class A21,
	3.84%, 1/25/36(a)	46,261

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$122,041	Residential Funding Mortgage
	Securities I, Series 2004-HS1,
	Class AI6, 3.64%, 3/25/34(a)	$117,768
243,994	Structured Asset Securities Corp.,
	Series 2004-11XS, Class 1A4A,
	5.84%, 6/25/34(a)	245,957

		2,998,641

Alt-A - Fixed Rate Mortgage Backed Securities (2.8%)
175,979	Bank of America Alternative Loan
	Trust, Series 2004-5, Class 4A1,
	5.00%, 6/25/19	176,997
46,539	Chaseflex Trust, Series 2005-1, Class
	2A4, 5.50%, 2/25/35	46,325
74,252	Citigroup Mortgage Alternative Loan
	Trust, Series 2006-A3, Class 1A5,
	6.00%, 7/25/36	68,771
21,929	Countrywide Alternative Loan Trust,
	Series 2004-12CB, Class 1A1,
	5.00%, 7/25/19	22,830
98,848	Countrywide Alternative Loan Trust,
	Series 2005-J13, Class 2A3,
	5.50%, 11/25/35	90,407
56,424	Countrywide Alternative Loan Trust,
	Series 2006-2CB, Class A3, 5.50%,
	3/25/36	44,688
9,374	Countrywide Alternative Loan Trust,
	Series 2004-35T2, Class A1,
	6.00%, 2/25/35	9,510
55,028	Countrywide Alternative Loan Trust,
	Series 2006-31CB, Class A16,
	6.00%, 11/25/36	45,334
58,424	Countrywide Alternative Loan Trust,
	Series 2006-43CB, Class 1A4,
	6.00%, 2/25/37	49,327
337,714	Countrywide Alternative Loan Trust,
	Series 2006-J8, Class A2, 6.00%,
	2/25/37	255,353
147,243	Countrywide Alternative Loan Trust,
	Series 2004-J8, Class 2A1, 7.00%,
	8/25/34	150,186
178,194	First Horizon Alternative Mortgage
	Securities, Series 2006-FA3, Class
	A6, 6.00%, 7/25/36	161,770
66,193	Master Alternative Loans Trust,
	Series 2004-3, Class 1A1, 5.00%,
	3/25/19	68,477
212,138	Master Alternative Loans Trust,
	Series 2005-1, Class 5A1, 5.50%,
	1/25/20	216,345
242,142	Master Alternative Loans Trust,
	Series 2005-3, Class 4A1, 5.50%,
	3/25/20	253,712
10,577	Master Alternative Loans Trust,
	Series 2004-3, Class 3A1, 6.00%,
	4/25/34	10,879
638,089	Master Alternative Loans Trust,
	Series 2004-3, Class 5A1, 6.50%,
	3/25/34	666,749
47,404	Master Alternative Loans Trust,
	Series 2004-1, Class 3A1, 7.00%,
	1/25/34	49,184

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$12,340	Master Alternative Loans Trust,
	Series 2004-3, Class 8A1, 7.00%,
	4/25/34	$12,449
59,038	Residential Accredit Loans, Inc.,
	Series 2002-QS19, Class A5,
	4.20%, 12/25/32	59,570
487,394	Residential Accredit Loans, Inc.,
	Series 2003-QS14, Class A1,
	5.00%, 7/25/18	497,509
69,173	Residential Accredit Loans, Inc.,
	Series 2004-QS13, Class CB,
	5.00%, 9/25/19	71,096
302,350	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%,
	5/25/19	306,206
165,172	Residential Accredit Loans, Inc.,
	Series 2002-QS17, Class CB1,
	6.00%, 11/25/32	168,174
124,151	Residential Accredit Loans, Inc.,
	Series 2006-QS6, Class 1A2,
	6.00%, 6/25/36	103,437
34,843	Residential Accredit Loans, Inc.,
	Series 2001-QS16, Class A2,
	6.25%, 11/25/31	36,774
32,092	Residential Accredit Loans, Inc.,
	Series 2002-QS8, Class A5, 6.25%,
	6/25/17	32,805
9,364	Residential Accredit Loans, Inc.,
	Series 2001-QS18, Class A1,
	6.50%, 12/25/31	9,859
29,156	Residential Asset Securitization Trust,
	Series 2003-A12, Class A1, 5.00%,
	11/25/18	29,768
75,303	Residential Asset Securitization Trust,
	Series 2006-A9CB, Class A5,
	6.00%, 9/25/36	52,724
95,565	Residential Asset Securitization Trust,
	Series 2007-A5, Class 2A3, 6.00%,
	5/25/37	89,876
80,028	Wells Fargo Alternative Loan Trust,
	Series 2005-1, Class 2A3, 5.50%,
	2/25/35	81,101

		3,938,192

Commercial Mortgage Backed Securities (0.8%)
1,126,101	CNL Funding, Series 1999-1, Class
	A2, 7.65%, 6/18/14(c)	1,147,790

Prime Adjustable Rate Mortgage Backed Securities (5.6%)
140,284	Adjustable Rate Mortgage Trust,
	Series 2004-4, Class 1A1, 2.57%,
	3/25/35(a)	136,735
59,561	Adjustable Rate Mortgage Trust,
	Series 2005-1, Class 2A22, 2.89%,
	5/25/35(a)	59,591
138,508	American Home Mortgage Investment
	Trust, Series 2005-2, Class 5A3,
	5.08%, 9/25/35(a)	140,532
429,200	American Home Mortgage Investment
	Trust, Series 2006-2, Class 3A2,
	6.20%, 6/25/36(a)	269,216

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$19,467	Bank of America Mortgage Securities,
	Series 2004-E, Class 1A1, 2.85%,
	6/25/34(a)	$19,650
47,282	Bank of America Mortgage Securities,
	Series 2006-A, Class 2A1, 2.93%,
	2/25/36(a)	40,459
36,902	Bank of America Mortgage Securities,
	Series 2003-H, Class 2A3, 3.12%,
	9/25/33(a)	37,600
62,658	Bank of America Mortgage Securities,
	Series 2003-F, Class 2A1, 3.13%,
	7/25/33(a)	62,978
32,091	Bank of America Mortgage Securities,
	Series 2006-B, Class 2A1, 3.18%,
	11/20/36(a)	25,982
47,902	Bear Stearns Adjustable Rate
	Mortgage Trust, Series 2005-9,
	Class A1, 2.47%, 10/25/35(a)	46,572
155,509	Bear Stearns Adjustable Rate
	Mortgage Trust, Series 2006-4,
	Class 1A1, 2.79%, 10/25/36(a)	129,253
20,846	Bear Stearns Adjustable Rate
	Mortgage Trust, Series 2004-6,
	Class 1A1, 2.80%, 9/25/34(a)	18,359
42,234	Bear Stearns Adjustable Rate
	Mortgage Trust, Series 2004-10,
	Class 15A1, 2.88%, 1/25/35(a)	42,297
133,024	Bear Stearns Mortgage Securities,
	Inc., Series 1997-6, Class 1A,
	6.40%, 3/25/31(a)	140,051
67,833	Chase Mortgage Finance Corp., Series
	2007-A2, Class 7A1, 5.36%,
	7/25/37(a)	64,190
87,211	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-3, Class 2A2A, 2.70%,
	8/25/35(a)	88,135
24,590	Countrywide Home Loans, Series
	2003-60, Class 2A1, 2.86%,
	2/25/34(a)	23,970
143,084	Countrywide Home Loans, Series
	2004-12, Class 12A1, 2.87%,
	8/25/34(a)	137,218
48,937	Countrywide Home Loans, Series
	2003-58, Class 2A2, 2.88%,
	2/19/34(a)	49,279
1,132	Countrywide Home Loans, Series
	2003-42, Class 1A1, 3.15%,
	9/25/33(a)	1,089
208,794	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2002-
	AR28, Class CB3, 2.72%,
	11/25/32(a)	35,395
132,987	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-AR7,
	Class 2A1, 2.96%, 11/25/34(a)	135,686
552,295	Credit Suisse Mortgage Capital
	Certificates, Series 2009-2R, Class
	2A5, 2.33%, 6/26/37(a)(c)	552,554
649,547	Credit Suisse Mortgage Capital
	Certificates, Series 2011-2R, Class
	2A1, 2.63%, 7/27/36(a)(c)	648,896

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$50,251	First Horizon Mortgage Pass-Through
	Trust, Series 2005-AR4, Class
	2A1, 2.60%, 10/25/35(a)	$43,703
328,387	GMAC Mortgage Corp. Loan Trust,
	Series 2005-AR6, Class 3A1,
	3.61%, 11/19/35(a)	311,278
396,052	GS Mortgage Securities Corp., Series
	2009-3R, Class 2A1, 3.67%,
	7/25/35(a)(c)	395,149
162,929	GSR Mortgage Loan Trust, Series
	2005-AR7, Class 2A1, 2.65%,
	11/25/35(a)	159,491
123,110	GSR Mortgage Loan Trust, Series
	2005-AR2, Class 1A2, 2.81%,
	4/25/35(a)	110,307
53,307	Harborview Mortgage Loan Trust,
	Series 2005-14, Class 3A1A,
	2.94%, 12/19/35(a)	46,190
231,852	Harborview Mortgage Loan Trust,
	Series 2004-10, Class 3A1B,
	3.03%, 1/19/35(a)	210,642
145,594	Indymac Index Mortgage Loan Trust,
	Series 2004-AR4, Class 3A,
	2.52%, 8/25/34(a)	140,935
38,655	Indymac Index Mortgage Loan Trust,
	Series 2004-AR4, Class 1A,
	2.53%, 8/25/34(a)	31,808
13,652	Indymac Index Mortgage Loan Trust,
	Series 2004-AR6, Class 3A2,
	2.74%, 10/25/34(a)	13,114
177,549	Indymac Index Mortgage Loan Trust,
	Series 2006-AR25, Class 4A2,
	2.95%, 9/25/36(a)	144,299
96,244	Indymac Index Mortgage Loan Trust,
	Series 2006-AR19, Class 1A2,
	2.96%, 8/25/36(a)	68,567
67,178	Indymac Index Mortgage Loan Trust,
	Series 2006-AR13, Class A1,
	5.03%, 7/25/36(a)	63,409
4,780	JPMorgan Adjustable Rate Mortgage
	Trust, Series 2005-A7, Class 1A2,
	3.03%, 10/25/35(a)	4,783
27,164	JPMorgan Adjustable Rate Mortgage
	Trust, Series 2005-A6, Class 3A2,
	3.13%, 9/25/35(a)	27,150
11,812	JPMorgan Adjustable Rate Mortgage
	Trust, Series 2006-A5, Class 3A4,
	4.10%, 8/25/36(a)	10,106
28,493	JPMorgan Mortgage Trust, Series
	2005-A4, Class 3A1, 2.42%,
	7/25/35(a)	28,829
217,598	JPMorgan Re-REMIC, Series 2009-5,
	Class 2A1, 2.10%, 1/26/37(a)(c)	218,149
157,779	JPMorgan Re-REMIC, Series 2009-7,
	Class 8A1, 5.36%, 1/27/47(a)(c)	160,237
406,219	JPMorgan Re-REMIC, Series 2009-7,
	Class 5A1, 6.00%, 2/27/37(a)(c)	419,642
149,239	Master Adjustable Rate Mortgages
	Trust, Series 2004-9, Class 1A4,
	0.79%, 11/25/34(a)	150,194

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$18,143	Master Seasoned Securities Trust,
	Series 2005-1, Class 2A1, 6.20%,
	9/25/17(a)	$18,844
5,389	Merrill Lynch Mortgage Investors
	Trust, Series 2004-A1, Class 2A2,
	2.56%, 2/25/34(a)	5,440
49,846	Merrill Lynch Mortgage Investors
	Trust, Series 2004-A2, Class 1A,
	2.93%, 7/25/34(a)	49,776
61,330	MLCC Mortgage Investors, Inc.,
	Series 2004-1, Class 2A2, 2.29%,
	12/25/34(a)	62,495
136,426	Morgan Stanley Mortgage Loan Trust,
	Series 2004-6AR, Class 3A,
	2.79%, 8/25/34(a)	135,921
81,634	Morgan Stanley Mortgage Loan Trust,
	Series 2004-6AR, Class 2A2,
	2.96%, 8/25/34(a)	80,255
15,388	RAAC, Series 2004-SP2, Class A1,
	6.00%, 1/25/17(a)	15,669
37,858	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2005-22, Class
	1A2, 2.50%, 12/25/35(a)	36,257
157,769	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2004-6, Class
	1A, 2.60%, 6/25/34(a)	159,283
107,036	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2004-16, Class
	1A2, 2.61%, 11/25/34(a)	103,139
8,506	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2004-1, Class
	3A1, 2.65%, 2/25/34(a)	8,500
116,271	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2004-18, Class
	1A2, 2.65%, 12/25/34(a)	108,737
577,299	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2004-4, Class
	1A1, 2.70%, 4/25/34(a)	566,216
47,963	Structured Asset Mortgage
	Investments, Inc., Series 2005-
	AR7, Class 1A1, 2.46%,
	12/27/35(a)	36,759
76,526	Structured Asset Securities Corp.,
	Series 2003-24A, Class 1A3,
	2.59%, 7/25/33(a)	76,120
144,477	Wachovia Mortgage Loan Trust LLC,
	Series 2005-A, Class 4A2, 5.32%,
	8/20/35(a)	87,969
33,068	Washington Mutual, Series 2004-
	AR3, Class A2, 2.46%, 6/25/34(a)	33,654
6,863	Washington Mutual, Series 2006-
	AR8, Class 1A1, 2.67%, 8/25/46(a)	5,907
30,571	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2004-
	AR10, Class A1B, 0.61%,
	7/25/44(a)	29,599
224,736	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2006-
	AR14, Class 1A1, 2.38%,
	11/25/36(a)	190,644

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$15,057	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2005-
	AR12, Class 1A1, 2.45%,
	10/25/35(a)	$15,101
36,516	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2006-
	AR10, Class 1A2, 2.67%,
	9/25/36(a)	30,680
145,276	Wells Fargo Mortgage Backed
	Securities Trust, Series 2005-AR1,
	Class 1A1, 2.61%, 2/25/35(a)	147,314
44,983	Wells Fargo Mortgage Backed
	Securities Trust, Series 2004-H,
	Class A1, 2.62%, 6/25/34(a)	46,207
27,971	Wells Fargo Mortgage Backed
	Securities Trust, Series 2005-AR9,
	Class 3A1, 2.66%, 6/25/34(a)	28,396
76,575	Wells Fargo Mortgage Backed
	Securities Trust, Series 2005-
	AR16, Class 1A1, 2.72%,
	8/25/33(a)	78,697
15,615	Wells Fargo Mortgage Backed
	Securities Trust, Series 2006-AR8,
	Class 2A4, 2.72%, 4/25/36(a)	14,949
32,518	Wells Fargo Mortgage Backed
	Securities Trust, Series 2004-I,
	Class 1A1, 2.78%, 7/25/34(a)	33,243
21,703	Wells Fargo Mortgage Backed
	Securities Trust, Series 2004-EE,
	Class 3A1, 2.96%, 12/25/34(a)	22,139
27,459	Wells Fargo Mortgage Backed
	Securities Trust, Series 2005-1,
	Class 3A1, 5.25%, 1/25/20	28,696

		7,920,275

Prime Fixed Mortgage Backed Securities (5.4%)
4,387	Bank of America Funding Corp.,
	Series 2003-2, Class 2A1, 6.00%,
	6/25/17	4,520
18,996	Chase Mortgage Finance Corp., Series
	2004-S1, Class A3, 5.50%, 2/25/19	19,084
400,291	Citigroup Mortgage Loan Trust, Inc.,
	Series 2009-5, Class 6A1, 6.00%,
	2/25/37(c)	421,200
477	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-1, Class WA1, 6.50%,
	6/25/16	487
81,992	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-1, Class WA2, 6.50%,
	6/25/31	86,266
287,009	Citigroup Mortgage Loan Trust, Inc.,
	Series 2004-NCM2, Class 1CB2,
	6.75%, 8/25/34	305,468
27,109	Citigroup Mortgage Loan Trust, Inc.,
	Series 2004-NCM2, Class 2CB3,
	8.00%, 8/25/34	27,987
197,337	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-7,
	Class 5A1, 5.00%, 10/25/19	199,467
7,505	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2005-10,
	Class 7A1, 5.00%, 9/25/15	7,535

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$3,341	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2005-7,
	Class 1A9, 5.25%, 8/25/35	$3,334
2,162	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-8,
	Class 4A4, 5.50%, 12/25/34	2,169
52,110	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-1,
	Class 1A1, 5.75%, 2/25/34	52,964
331,993	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2003-23,
	Class 1A11, 6.00%, 10/25/33	340,426
130,240	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2003-8,
	Class 5A1, 6.50%, 4/25/33	138,087
59,652	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2003-1,
	Class 1A1, 7.00%, 2/25/33	64,061
189,975	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2002-10,
	Class 2B1, 7.50%, 5/25/32	89,477
100,585	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2002-34,
	Class 1A1, 7.50%, 12/25/32	110,555
87,265	First Horizon Alternative Mortgage
	Securities, Series 2006-FA5, Class
	A3, 6.25%, 8/25/36	76,795
56,835	First Horizon Mortgage Pass-Through
	Trust, Series 2004-1, Class 2A1,
	4.75%, 3/25/19	57,972
154,871	GSR Mortgage Loan Trust, Series
	2003-3F, Class 2A1, 4.50%,
	4/25/33	159,745
99,995	GSR Mortgage Loan Trust, Series
	2005-8F, Class 7A1, 5.50%,
	10/25/20	103,110
12,078	GSR Mortgage Loan Trust, Series
	2002-3F, Class 1AA, 6.00%,
	8/25/16	12,416
77,687	GSR Mortgage Loan Trust, Series
	2005-8F, Class 3A4, 6.00%,
	11/25/35	75,254
239,174	JPMorgan Re-REMIC, Series 2009-7,
	Class 12A1, 6.25%, 1/27/37(a)(c)	248,874
43,258	Lehman Mortgage Trust, Series 2005-
	3, Class 1A3, 5.50%, 1/25/36	38,307
36,990	Master Asset Securitization Trust,
	Series 2003-8, Class 2A1, 4.50%,
	9/25/18	38,349
274,348	Master Asset Securitization Trust,
	Series 2003-11, Class 10A1,
	5.00%, 12/25/18	283,529
52,798	Master Asset Securitization Trust,
	Series 2002-8, Class 1A2, 5.25%,
	12/25/17	54,148
21,671	Master Asset Securitization Trust,
	Series 2002-7, Class 1A1, 5.50%,
	11/25/17	22,451
28,629	Master Asset Securitization Trust,
	Series 2003-3, Class 5A1, 5.50%,
	4/25/18	30,261

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$38,123	Prime Mortgage Trust, Series 2004-
	CL1, Class 2A1, 5.00%, 2/25/19	$38,605
37,169	Prime Mortgage Trust, Series 2005-2,
	Class 1A3, 5.25%, 7/25/20	37,944
2,814	Residential Asset Mortgage Products,
	Inc., Series 2004-SL2, Class A1,
	6.50%, 10/25/16	2,839
5,852	Residential Asset Mortgage Products,
	Inc., Series 2003-SL1, Class A11,
	7.13%, 3/25/16	6,068
18,438	Residential Funding Mortgage
	Securities I, Series 2005-S4, Class
	A1, 5.50%, 5/25/35	18,590
42,897	Residential Funding Mortgage
	Securities I, Series 2005-S7, Class
	A1, 5.50%, 11/25/35	42,514
65,877	Residential Funding Mortgage
	Securities I, Series 2003-S9, Class
	A1, 6.50%, 3/25/32	69,133
275,465	Structured Asset Mortgage
	Investments, Inc., Series 1999-2,
	Class 3A, 6.75%, 5/25/29	275,464
2,916,897	Structured Asset Securities Corp.,
	Series 2002-RM1, Class A, 0.84%,
	10/25/37(a)(c)	2,889,550
62,270	Structured Asset Securities Corp.,
	Series 2003-14, Class 1A3, 5.50%,
	5/25/33	63,962
100,513	Structured Asset Securities Corp.,
	Series 2005-5, Class 2A1, 5.50%,
	4/25/35	101,552
245,083	Structured Asset Securities Corp.,
	Series 2004-20, Class 4A1, 6.00%,
	11/25/34	245,617
2,000	Structured Mortgage Asset
	Residential Trust, Series 1992-12B,
	Class G, 7.60%, 1/25/24	1,744
39,211	Washington Mutual, Series 2003-S4,
	Class 4A1, 4.00%, 2/25/32	39,617
20,955	Washington Mutual, Series 2003-S13,
	Class 21A1, 4.50%, 12/25/18	21,581
15,996	Washington Mutual, Series 2003-S7,
	Class A1, 4.50%, 8/25/18	16,207
2,101	Washington Mutual, Series 2002-S8,
	Class 2A7, 5.25%, 1/25/18	2,145
72,832	Washington Mutual, Series 2004-S3,
	Class 3A1, 6.00%, 7/25/34	72,980
49,715	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2003-
	MS5, Class 1A1, 5.00%, 3/25/18	50,935
3,636	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2003-
	S4, Class 2A7, 5.00%, 6/25/33	3,631
432,685	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2004-
	CB1, Class 5A, 5.00%, 6/25/19	446,978
155,147	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2004-
	CB4, Class 22A, 6.00%, 12/25/19	160,939

		7,682,893

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities (9.6%)
$1,470,232	Fannie Mae, Series 2013-18, Class
	NA, 2.00%, 12/25/42	$1,479,312
91,380	Fannie Mae, 2.24%, 1/1/35, Pool
	#805386(a)	97,383
26,618	Fannie Mae, 2.32%, 6/1/32, Pool
	#725286(a)	28,357
71,317	Fannie Mae, 2.42%, 2/1/30, Pool
	#556998(a)	76,476
42,829	Fannie Mae, 2.45%, 12/1/22, Pool
	#303247(a)	43,785
795,269	Fannie Mae, Series 2012-2, Class HA,
	2.50%, 5/25/41	818,229
764,892	Fannie Mae, Series 2011-118, Class
	NA, 3.00%, 11/25/41	801,094
1,252,323	Fannie Mae, Series 2011-124, Class
	CG, 3.00%, 9/25/29	1,284,225
1,248,041	Fannie Mae, Series 2012-38, Class
	AG, 3.00%, 2/25/39	1,285,862
32,480	Fannie Mae, 3.00%, 7/1/27, Pool
	#123496(a)	32,728
4,485	Fannie Mae, Series 2004-90, Class
	XN, 4.35%, 3/25/34	4,591
72,566	Fannie Mae, Series 2001-W4, Class
	AF6, 5.61%, 1/25/32(a)	78,179
16,661	Fannie Mae, 5.67%, 7/1/36, Pool
	#892882(a)	17,760
11,239	Fannie Mae, Series 1992-129, Class
	L, 6.00%, 7/25/22	12,465
33,818	Fannie Mae, Series 2001-W1, Class
	AF6, 6.90%, 7/25/31(a)	40,856
533	Fannie Mae, Series 1991-108, Class J,
	7.00%, 9/25/21	623
3,795	Fannie Mae, Series 1993-250, Class
	Z, 7.00%, 12/25/23	3,942
2,090	Fannie Mae, Series 1992-195, Class
	C, 7.50%, 10/25/22	2,391
9,000	Fannie Mae, Series 1996-42, Class
	LL, 7.50%, 9/25/26	10,399
27,262	Fannie Mae Whole Loan, Series
	2001-W2, Class AF6, 6.59%,
	10/25/31(a)	30,458
970,524	Freddie Mac, Series 4146, Class ML,
	1.50%, 10/15/42	957,617
3,382	Freddie Mac, 1.63%, 3/1/17, Pool
	#350044(a)	3,516
1,871,963	Freddie Mac, Series 4019, Class GB,
	2.00%, 12/15/41	1,879,836
18,124	Freddie Mac, 2.04%, 4/1/36, Pool
	#1N0148(a)	19,175
568,788	Freddie Mac, Series 3890, Class BA,
	2.50%, 11/15/40	581,319
1,020,519	Freddie Mac, Series 3724, Class NE,
	3.00%, 7/15/38	1,041,514
422,176	Freddie Mac, Series 4017, Class MA,
	3.00%, 3/15/41	429,264
148,174	Freddie Mac, 4.00%, 9/1/33, Pool
	#N31025	154,537
40,942	Freddie Mac, Series 3933, Class D,
	4.00%, 11/15/37	40,969
91,083	Freddie Mac, Series 3238, Class LN,
	4.50%, 6/15/35	92,827

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,982	Freddie Mac, Series 1599, Class C,
	6.10%, 10/15/23	$3,037
22,000	Freddie Mac, Series 2454, Class LL,
	6.25%, 4/15/32	24,109
14,653	Freddie Mac, Series 180, Class H,
	6.50%, 9/15/21	15,986
2,111	Freddie Mac, Series 1568, Class D,
	6.75%, 8/15/23	2,116
8,536	Freddie Mac, Series 114, Class H,
	6.95%, 1/15/21	9,447
6,229	Freddie Mac, Series 1163, Class JA,
	7.00%, 11/15/21	6,953
1,177	Freddie Mac, Series 139, Class G,
	7.00%, 4/15/21	1,328
3,530	Freddie Mac, Series 1474, Class E,
	7.00%, 2/15/23	3,906
2,000	Freddie Mac, Series 53, Class A,
	7.13%, 7/20/26	2,294
7,852	Freddie Mac, Series 1310, Class J,
	8.00%, 6/15/22	8,997
5,460	Freddie Mac, Series 1312, Class I,
	8.00%, 7/15/22	6,248
12,633	Government National Mortgage
	Assoc., 1.63%, 1/20/23, Pool
	#8123(a)	13,215
5,767	Government National Mortgage
	Assoc., 1.63%, 3/20/26, Pool
	#8832(a)	6,032
7,531	Government National Mortgage
	Assoc., 1.63%, 12/20/27, Pool
	#80141(a)	7,868
6,480	Government National Mortgage
	Assoc., 1.63%, 3/20/29, Pool
	#80263(a)	6,778
18,920	Government National Mortgage
	Assoc., 1.63%, 11/20/29, Pool
	#876947(a)	19,608
38,916	Government National Mortgage
	Assoc., 1.75%, 5/20/34, Pool
	#80916(a)	40,803
11,655	Government National Mortgage
	Assoc., 2.00%, 1/20/25, Pool
	#8580(a)	12,166
1,400,000	Government National Mortgage
	Assoc., Series 2013-69, Class NA,
	2.00%, 9/20/42	1,396,500
8,114	Government National Mortgage
	Assoc., 2.50%, 12/20/18, Pool
	#8437(a)	8,485
7,376	Government National Mortgage
	Assoc., 2.50%, 12/20/21, Pool
	#8889(a)	7,652
16,458	Government National Mortgage
	Assoc., 2.50%, 1/20/25, Pool
	#8585(a)	17,280
540,066	Government National Mortgage
	Assoc., Series 2012-14, Class PE,
	3.00%, 11/20/40	559,104
2,444	Government National Mortgage
	Assoc., 4.00%, 2/20/16, Pool
	#8103(a)	2,581

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$184	Government National Mortgage
	Assoc., 6.50%, 12/15/25, Pool
	#414856	$211
267	Government National Mortgage
	Assoc., 7.00%, 4/20/24, Pool
	#1655	310
94	Government National Mortgage
	Assoc., 7.00%, 11/20/26, Pool
	#2320	110
547	Government National Mortgage
	Assoc., 7.50%, 3/15/24, Pool
	#376439	585

		13,533,398

Total Mortgage Backed Securities		37,221,189

Corporate Bonds (13.8%)
Beverages (2.1%)
2,853,000	Bottling Group LLC, 6.95%, 3/15/14	2,995,639

Computers & Peripherals (1.2%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,708,357

Diversified Financial Services (3.7%)
2,000,000	CME Group, Inc., 5.40%, 8/1/13	2,015,270
545,000	General Electric Capital Corp.,
	1.63%, 7/2/15	553,781
2,300,000	Murray Street Investment Trust I,
	4.65%, 3/9/17 (d)	2,506,846
227,000	SLM Corp., 6.55%, 12/2/13	234,259

		5,310,156

Entertainment (0.8%)
1,150,000	The Walt Disney Co., Series D,
	4.50%, 12/15/13, MTN	1,175,018

Financial Services (4.0%)
500,000	American Express Credit Corp.,
	1.75%, 6/12/15, MTN	509,598
300,000	BP Capital Markets PLC, 3.63%,
	5/8/14	308,732
1,000,000	BP Capital Markets PLC, 5.25%,
	11/7/13	1,020,750
750,000	Citigroup, Inc., 5.85%, 7/2/13	753,249
1,500,000	I-Preferred Term Securities IV,
	1.03%, 6/24/34 (a)(c)	1,087,500
2,000,000	Lehman Brothers Holdings, Inc.,
	6.00%, 7/19/12, MTN (e)	500,000
1,068,000	Morgan Stanley, Series C, 4.33%,
	11/1/13, MTN (a)	1,072,677
500,000	Preferred Term Securities IX, 2.08%,
	4/3/33 (a)(b)	240,000
323,119	Preferred Term Securities V, 2.38%,
	4/3/32, Continuously Callable @
	100 (a)(c)	32,312
406,542	Preferred Term Securities XXIII,
	0.00%, 12/22/36 (b)	4

		5,524,822

Insurance (0.7%)
1,000,000	MetLife Global Funding I, 1.70%,
	6/29/15 (c)	1,017,995

Real Estate Investment Trusts (0.4%)
500,000	Arden Realty LP, 5.25%, 3/1/15,
	Callable 12/1/14 @ 100	533,561

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Telecommunications, (0.9%)
$380,000	Cellco Partnership/Verizon Wireless
	Capital LLC, 5.55%, 2/1/14	$391,733

900,000	Verizon New York, Inc., 7.00%,
	12/1/33	919,997

		1,311,730

Total Corporate Bonds		19,577,278

Municipal Bonds (1.2%)
Colorado (0.2%)
350,000	High Plains Co. Library District Cos.
	Certificate of Participation, 2.00%,
	12/15/13	352,058

Florida (0.1%)
200,000	Broward County Florida School Board
	Certificate of Participation, 5.00%,
	7/1/21, Prerefunded 7/1/13 @ 100,
	NATL-RE	200,692

Oklahoma (0.4%)
125,000	Canadian County Oklahoma
	Educational Facilities Authority,
	Lease Revenue, 3.75%, 9/1/13	125,711
230,000	Oklahoma State Capitol Improvement
	Authority State Facilities Revenue,
	Series B, 2.03%, 7/1/14	233,475
165,000	Oklahoma State Development Finance
	Authority Lease Revenue, Series A,
	4.00%, 6/1/13	165,015

		524,201

Texas (0.5%)
500,000	Houston Texas, GO, Series B, 5.00%,
	3/1/21 , NATL-RE	517,560
100,000	London Texas Independent School
	District, GO, 5.20%, 8/15/19,
	Prerefunded 8/15/13 @ 100, PSF-
	GTD	100,979

		618,539

Total Municipal Bonds		1,695,490

U.S. Government Agency Securities (3.6%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f)	962,466

Federal Home Loan Mortgage Corp.
687,793	Series 3819, 4.00%, 8/15/39	708,072

Freddie Mac
3,500,000	1.00%, 9/29/17	3,491,211

Total U.S. Government Agency Securities		5,161,749

U.S. Treasury Obligations (42.8%)
U.S. Treasury Notes
10,000,000	0.25%, 5/15/15	9,988,670
8,000,000	0.25%, 9/15/15	7,978,128
3,000,000	0.75%, 12/31/17	2,970,936
5,000,000	0.88%, 11/30/16	5,035,545
5,000,000	0.88%, 7/31/19	4,858,205
5,000,000	1.00%, 10/31/16	5,060,545
10,000,000	1.25%, 3/15/14	10,086,720
10,000,000	2.00%, 4/30/16	10,428,910
4,000,000	2.25%, 11/30/17	4,234,376

Total U.S. Treasury Obligations		60,642,035

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (3.7%)
5,239,422	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.00%(g)	5,239,422

Total Investment in Affiliates		5,239,422

Total Investments (Cost $145,435,697) (h) — 99.7%		$141,217,197
Other assets in excess of liabilities — 0.3%		385,000

Net Assets — 100.0%		$141,602,197

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(b)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2013, illiquid securities were 0.2% of the Fund’s net assets.

(c)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2013.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
†

Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.2%)
$693,054	Alesco Preferred Funding Ltd., Series
	15A, Class C1, 1.43%,
	12/23/37(a)(b)	$41,583
912,269	Alesco Preferred Funding Ltd., Series
	15A, Class C2, 6.05%, 12/23/37(b)	54,736
398,443	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A5, 5.70%,
	2/28/41(a)	407,504
43,795	Bear Stearns Asset Backed Securities,
	Inc., Series 2002-1, Class 1A5,
	6.89%, 12/25/34(a)	47,516
270,390	Castle Trust, Series 2003-1A, Class
	A2, 5.36%, 5/15/27(c)	274,615
132,439	Residential Asset Mortgage Products,
	Inc., Series 2003-RS8, Class MI2,
	5.81%, 9/25/33(a)	65,122

Total Asset Backed Securities		891,076

Mortgage Backed Securities† (27.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
73,225	Residential Funding Mortgage
	Securities I, Series 2004-HS1, Class
	AI6, 3.64%, 3/25/34(a)	70,661

Alt-A - Fixed Rate Mortgage Backed Securities (9.2%)
55,590	Bank of America Alternative Loan
	Trust, Series 2005-9, Class 5A1,
	5.50%, 10/25/20	55,545
148,452	Chaseflex Trust, Series 2005-2, Class
	1A1, 6.00%, 6/25/35	140,019
23,135	Countrywide Alternative Loan Trust,
	Series 2003-13T1, Class A7,
	5.00%, 8/25/33	23,178
63,381	Countrywide Alternative Loan Trust,
	Series 2005-3CB, Class 1A4,
	5.25%, 3/25/35	63,127
216,690	Countrywide Alternative Loan Trust,
	Series 2005-9CB, Class 1A6,
	5.50%, 5/25/35	40,082
42,575	Countrywide Alternative Loan Trust,
	Series 2004-5CB, Class 1A1,
	6.00%, 5/25/34	42,607
64,169	Countrywide Alternative Loan Trust,
	Series 2004-J1, Class 1A1, 6.00%,
	2/25/34	65,499
177,744	Countrywide Alternative Loan Trust,
	Series 2006-J8, Class A2, 6.00%,
	2/25/37	134,396
175,354	Deutsche Alternative-A Securities,
	Inc. Mortgage Loan Trust, Series
	2006-AB2, Class A3, 6.27%,
	6/25/36(a)	138,750
4,527	First Horizon Mortgage Pass-Through
	Trust, Series 2005-8, Class 2A1,
	5.25%, 2/25/21	4,554
38,023	Master Alternative Loans Trust, Series
	2004-1, Class 4A1, 5.50%, 2/25/34	39,722
37,652	Master Alternative Loans Trust, Series
	2004-13, Class 12A1, 5.50%,
	12/25/19	38,176
74,459	Master Alternative Loans Trust, Series
	2004-4, Class 1A1, 5.50%, 5/25/34	78,151

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$44,529	Master Alternative Loans Trust, Series
	2005-1, Class 5A1, 5.50%, 1/25/20	$45,412
145,972	Master Alternative Loans Trust, Series
	2004-6, Class 10A1, 6.00%,
	7/25/34	150,776
60,155	Master Alternative Loans Trust, Series
	2004-6, Class 7A1, 6.00%, 7/25/34	61,771
19,829	Master Alternative Loans Trust, Series
	2003-7, Class 6A1, 6.50%,
	12/25/33	20,844
63,125	Master Alternative Loans Trust, Series
	2004-4, Class 8A1, 6.50%, 5/25/34	67,312
77,347	Master Alternative Loans Trust, Series
	2004-6, Class 6A1, 6.50%, 7/25/34	82,125
109,178	Nomura Asset Acceptance Corp.,
	Series 2005-AP1, Class 2A5,
	4.86%, 2/25/35(a)	108,632
167,932	Nomura Asset Acceptance Corp.,
	Series 2005-AP2, Class A5, 4.98%,
	5/25/35(a)	160,431
90,723	Nomura Asset Acceptance Corp.,
	Series 2005-WF1, Class 2A5,
	5.16%, 3/25/35(a)	92,943
128,038	Nomura Asset Acceptance Corp.,
	Series 2006-AF1, Class 1A2,
	6.16%, 5/25/36(a)	81,001
78,245	Ocwen Residential MBS Corp., Series
	1998-R1, Class B1, 7.00%,
	10/25/40(a)(c)	74,665
36,742	Residential Accredit Loans, Inc.,
	Series 2003-QS1, Class A1, 5.00%,
	1/25/33	37,417
33,696	Residential Accredit Loans, Inc.,
	Series 2003-QS18, Class A1,
	5.00%, 9/25/18	34,683
45,879	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A1, 5.50%,
	2/25/35	46,335
157,858	Residential Accredit Loans, Inc.,
	Series 2004-QS2, Class CB, 5.75%,
	2/25/34	164,910
54,807	Residential Accredit Loans, Inc.,
	Series 2006-QS18, Class 3A3,
	5.75%, 12/25/21	54,105
14,254	Residential Accredit Loans, Inc.,
	Series 2002-QS19, Class A8,
	6.00%, 12/25/32	14,543
45,092	Residential Asset Loans, Inc., Series
	2006-QS5, Class A9, 6.00%,
	5/25/36	37,960
67,135	Residential Asset Loans, Inc., Series
	2006-QS12, Class 1A2, 6.50%,
	9/25/36	50,093
106,474	Residential Asset Securitization Trust,
	Series 2005-A14, Class A5, 5.50%,
	12/25/35	93,100
157,041	Residential Asset Securitization Trust,
	Series 2006-A8, Class 1A1, 6.00%,
	8/25/36	144,122

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$148,599	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2005-
	6, Class 1CB, 6.50%, 8/25/35	$126,491

		2,613,477

Prime Adjustable Rate Mortgage Backed Securities (5.4%)
32,162	Bank of America Funding Corp.,
	Series 2004-B, Class 5A1, 3.18%,
	11/20/34(a)	31,281
58,457	Bear Stearns Mortgage Trust, Series
	2004-9, Class 12A3, 3.15%,
	11/25/34(a)	56,627
22,602	Bear Stearns Mortgage Trust, Series
	2003-7, Class 4A, 4.82%,
	10/25/33(a)	23,181
85,109	Countrywide Home Loans, Series
	2004-2, Class 2A1, 2.76%,
	2/25/34(a)	81,398
79,491	Countrywide Home Loans, Series
	2004-12, Class 12A1, 2.87%,
	8/25/34(a)	76,232
63,930	HomeBanc Mortgage Trust, Series
	2006-1, Class 1A1, 2.57%,
	4/25/37(a)	46,670
22,504	JPMorgan Mortgage Trust, Series
	2006-A2, Class 2A1, 2.75%,
	4/25/36(a)	20,227
110,783	JPMorgan Mortgage Trust, Series
	2006-A6, Class 1A4L, 2.98%,
	10/25/36(a)	92,407
665,000	JPMorgan Mortgage Trust, Series
	2005-A6, Class 3A3, 3.13%,
	9/25/35(a)	572,764
237,092	JPMorgan Mortgage Trust, Series
	2005-A1, Class 3A4, 4.62%,
	2/25/35(a)	241,834
16,787	Merrill Lynch Mortgage Investors
	Trust, Series 2005-A8, Class A1C1,
	5.25%, 8/25/36(a)	16,901
15,388	RAAC, Series 2004-SP2, Class A1,
	6.00%, 1/25/17(a)	15,669
196,344	Structured Mortgage Loan, Series
	2004-3AC, Class A1, 2.50%,
	3/25/34(a)	196,677
72,239	Wachovia Mortgage Loan Trust LLC,
	Series 2005-A, Class 4A2, 5.32%,
	8/20/35(a)	43,984
6,528	Wells Fargo Mortgage Backed
	Securities Trust, Series 2004-E,
	Class A1, 4.88%, 5/25/34(a)	6,694

		1,522,546

Prime Fixed Mortgage Backed Securities (5.0%)
96,233	American Home Mortgage Investment
	Trust, Series 2005-2, Class 5A1,
	5.06%, 9/25/35(a)	99,361
21,788	Bank of America Mortgage Securities,
	Series 2003-9, Class 3A1, 5.00%,
	12/25/18	22,038
32,912	Bank of America Mortgage Securities,
	Series 2004-8, Class 3A1, 5.25%,
	10/25/19	33,861

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$6,332	Chase Mortgage Finance Corp., Series
	2004-S1, Class A3, 5.50%, 2/25/19	$6,361
42,105	Chase Mortgage Finance Corp., Series
	2007-S2, Class 2A1, 5.50%,
	3/25/37	41,938
27,779	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-1, Class 3A1, 6.50%,
	4/25/35	28,149
36,317	Citigroup Mortgage Loan Trust, Inc.,
	Series 2004-NCM1, Class 1A3,
	6.75%, 7/25/34	38,381
9,157	Countrywide Alternative Loan Trust,
	Series 2003-12CB, Class 2A1,
	5.00%, 7/25/18	9,377
53,194	Countrywide Alternative Loan Trust,
	Series 2004-24CB, Class 2A1,
	5.00%, 11/25/19	53,496
44,090	Countrywide Alternative Loan Trust,
	Series 2003-J3, Class 2A1, 6.25%,
	12/25/33	46,654
66,339	Countrywide Home Loans, Series
	2003-40, Class A5, 4.50%,
	10/25/18	68,102
20,150	Countrywide Home Loans, Series
	2004-J6, Class 1A2, 5.25%, 8/25/24	19,653
45,249	Countrywide Home Loans, Series
	2005-29, Class A1, 5.75%,
	12/25/35	43,257
31,029	Countrywide Home Loans, Series
	2002-22, Class A20, 6.25%,
	10/25/32	32,382
21,406	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-1,
	Class 4A1, 5.00%, 2/25/19	21,914
31,494	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-5,
	Class 1A5, 5.75%, 9/25/34	31,774
97,685	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2003-27,
	Class 8A1, 6.00%, 11/25/33	101,873
57,667	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2003-29,
	Class 8A1, 6.00%, 11/25/18	59,836
34,139	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2003-8,
	Class 5A1, 6.50%, 4/25/33	36,196
9,380	GSR Mortgage Loan Trust, Series
	2004-10F, Class 2A4, 5.00%,
	8/25/19	9,676
2,935	GSR Mortgage Loan Trust, Series
	2003-2F, Class 3A1, 6.00%,
	3/25/32	3,059
14,705	Master Asset Securitization Trust,
	Series 2002-7, Class 1A1, 5.50%,
	11/25/17	15,234
92,606	Morgan Stanley Mortgage Loan Trust,
	Series 2004-3, Class 3A, 6.00%,
	4/25/34	96,531
11,158	Prime Mortgage Trust, Series 2004-
	CL1, Class 1A1, 6.00%, 2/25/34	12,245

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$161,103	Residential Asset Mortgage Products,
	Inc., Series 2005-SL2, Class A3,
	7.00%, 2/25/32	$166,872
3,858	Residential Asset Mortgage Products,
	Inc., Series 2003-SL1, Class A11,
	7.13%, 3/25/16	4,001
26,525	Residential Funding Mortgage
	Securities I, Series 2003-S12, Class
	2A1, 4.00%, 12/25/32	27,042
16,747	Residential Funding Mortgage
	Securities I, Series 2004-S5, Class
	2A1, 4.50%, 5/25/19	17,234
34,179	Structured Asset Mortgage
	Investments, Inc., Series 1999-2,
	Class 3A, 6.75%, 5/25/29	34,179
20,846	Structured Asset Securities Corp.,
	Series 2003-20, Class 2A4, 4.50%,
	7/25/18	21,008
16,484	Structured Asset Securities Corp.,
	Series 2002-3, Class A4, 6.40%,
	3/25/32	16,773
13,557	Structured Asset Securities Corp.,
	Series 2002-6, Class 1A5, 6.50%,
	4/25/32	14,307
564	Structured Asset Securities Corp.,
	Series 1997-2, Class 2A4, 7.25%,
	3/28/30	569
29,952	Union Planters Mortgage Finance
	Corp., Series 2000-1, Class A1,
	7.70%, 12/25/24	32,458
34,370	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2003-
	S6, Class 2A3, 4.75%, 7/25/18	35,462
6,801	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2003-
	S11, Class 1A, 5.00%, 11/25/33	7,096
3,322	Washington Mutual MSC Mortgage
	Pass-Through Certificates, Series
	2004-RA1, Class 2A, 7.00%,
	3/25/34	3,510
24,500	Wells Fargo Mortgage Backed
	Securities Trust, Series 2005-13,
	Class A1, 5.00%, 11/25/20	25,146
46,478	Wells Fargo Mortgage Backed
	Securities Trust, Series 2006-3,
	Class A9, 5.50%, 3/25/36	46,875
133,528	Wells Fargo Mortgage Backed
	Securities Trust, Series 2007-7,
	Class A48, 6.00%, 6/25/37	21,435

		1,405,315

U.S. Government Agency Mortgage Backed Securities (7.4%)
2,096	Fannie Mae, Series 1992-45, Class F,
	1.30%, 4/25/22(a)	2,079
245,039	Fannie Mae, Series 2013-18, Class
	NA, 2.00%, 12/25/42	246,552
397,634	Fannie Mae, Series 2012-2, Class HA,
	2.50%, 5/25/41	409,115
15,054	Fannie Mae, 2.62%, 7/1/23, Pool
	#224951(a)	15,986
11,846	Fannie Mae, 2.71%, 9/1/33, Pool
	#739372(a)	12,665

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$20,912	Fannie Mae, 2.76%, 1/1/37, Pool
	#906675(a)	$22,373
313,081	Fannie Mae, Series 2011-124, Class
	CG, 3.00%, 9/25/29	321,057
218	Fannie Mae, Series 2003-33, Class
	LD, 4.25%, 9/25/22	218
30,503	Fannie Mae, Series 2005-48, Class
	MD, 5.00%, 4/25/34	31,773
741	Fannie Mae, 6.00%, 4/1/35, Pool
	#735503	821
13,894	Fannie Mae, Series 1989-52, Class G,
	6.00%, 8/25/19	14,840
30	Fannie Mae, Series 2002-27, Class
	GC, 6.00%, 5/25/17	31
8,813	Fannie Mae, Series 1990-89, Class K,
	6.50%, 7/25/20	9,629
6,404	Fannie Mae, Series 2001-55, Class PC,
	6.50%, 10/25/31	7,321
27,327	Fannie Mae, Series 2003-W2, Class
	1A2, 7.00%, 7/25/42	32,626
1,570	Fannie Mae, Series 2002-T1, Class
	A3, 7.50%, 11/25/31	1,772
8,966	Fannie Mae, Series 1992-31, Class M,
	7.75%, 3/25/22	10,240
6,491	Fannie Mae, Series G-32, Class L,
	8.00%, 10/25/21	7,362
1,021	Fannie Mae, Series G-32, Class N,
	8.10%, 10/25/21	1,159
3,540	Fannie Mae, Series 1991-66, Class J,
	8.13%, 6/25/21	4,029
1,574	Fannie Mae, Series 1991-18, Class H,
	8.50%, 3/25/21	1,761
1,734	Fannie Mae, Series G-7, Class E,
	8.90%, 3/25/21	1,984
914	Fannie Mae, Series 1990-62, Class G,
	9.00%, 6/25/20	1,044
737	Freddie Mac, Series 1222, Class P,
	1.30%, 3/15/22(a)	763
242,631	Freddie Mac, Series 4146, Class ML,
	1.50%, 10/15/42	239,404
76,666	Freddie Mac, Series 3982, Class AJ,
	3.00%, 6/15/36	77,844
59,453	Freddie Mac, Series 2590, Class AQ,
	4.25%, 3/15/18	61,945
62,894	Freddie Mac, 5.19%, 8/1/34, Pool
	#755230(a)	67,210
2,855	Freddie Mac, Series 2419, Class QL,
	5.50%, 3/15/17	3,077
13,862	Freddie Mac, Series 1136, Class H,
	6.00%, 9/15/21	14,748
6,000	Freddie Mac, Series 2470, Class LL,
	6.00%, 7/15/32	6,755
1,000	Freddie Mac, Series 2403, Class LL,
	6.25%, 1/15/32	1,077
9,000	Freddie Mac, Series 2454, Class LL,
	6.25%, 4/15/32	9,863
10,026	Freddie Mac, Series 1128, Class IB,
	7.00%, 8/15/21	11,233
10,145	Freddie Mac, Series 1379, Class H,
	7.00%, 10/15/22	11,458

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$7,264	Freddie Mac, Series 1714, Class K,
	7.00%, 4/15/24	$8,267
2,136	Freddie Mac, Series 1688, Class W,
	7.25%, 3/15/14	2,168
3,569	Freddie Mac, Series 1052, Class G,
	7.50%, 3/15/21	4,043
8,090	Freddie Mac, Series 1904, Class D,
	7.50%, 10/15/26	9,405
3,134	Freddie Mac, Series 1119, Class H,
	7.75%, 8/15/21	3,555
14,672	Freddie Mac, Series 1281, Class I,
	8.00%, 5/15/22	16,757
18,586	Freddie Mac, Series 1310, Class J,
	8.00%, 6/15/22	21,297
2,693	Freddie Mac, Series 138, Class E,
	8.07%, 7/15/21	3,018
3,035	Freddie Mac, 9.00%, 5/1/16, Pool
	#170164	3,241
3,073	Freddie Mac, 9.00%, 6/1/16, Pool
	#170171	3,290
4,135	Freddie Mac, 9.00%, 9/1/16, Pool
	#170192	4,460
2,934	Freddie Mac, 9.50%, 6/1/16, Pool
	#274005	2,942
300,000	Government National Mortgage
	Assoc., Series 2013-69, Class NA,
	2.00%, 9/20/42	299,250
469	Government National Mortgage
	Assoc., Series 2002-57, Class BA,
	6.00%, 4/20/32	469
9,202	Government National Mortgage
	Assoc., 7.00%, 3/15/26, Pool
	#419128	10,796
283	Government National Mortgage
	Assoc., 7.00%, 3/20/27, Pool #2394	333
4,316	Government National Mortgage
	Assoc., Series 1996-20, Class D,
	7.50%, 9/16/26	5,013
1,135	Government National Mortgage
	Assoc., 8.00%, 2/15/22, Pool
	#319029	1,139
5,416	Government National Mortgage
	Assoc., 8.00%, 5/15/23, Pool
	#343406	5,725
1,815	Government National Mortgage
	Assoc., 8.00%, 10/20/24, Pool
	#1884	2,097
379	Government National Mortgage
	Assoc., 8.00%, 2/20/26, Pool #2171	442
946	Government National Mortgage
	Assoc., 8.00%, 3/20/26, Pool #2187	1,096
3,455	Government National Mortgage
	Assoc., 8.00%, 4/20/26, Pool #2205	3,976
16,144	Government National Mortgage
	Assoc., 8.00%, 5/20/26, Pool #2219	18,823
12,882	Government National Mortgage
	Assoc., 8.00%, 6/15/26, Pool
	#426149	14,718

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$761	Government National Mortgage
	Assoc., 10.00%, 2/15/19, Pool
	#269976	$780

		2,108,914

Total Mortgage Backed Securities		7,720,913

Corporate Bonds (16.4%)
Computers & Peripherals (1.5%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	414,467

Diversified Financial Services (2.7%)
500,000	CME Group, Inc., 5.40%, 8/1/13	503,818
250,000	Murray Street Investment Trust I,
	4.65%, 3/9/17 (d)	272,483

		776,301

Financial Services (9.3%)
100,000	Bank of America Corp., 6.50%, 8/1/16	114,329
225,000	Citigroup, Inc., 5.85%, 7/2/13	225,975
500,000	I-Preferred Term Securities, Class B-1,
	2.39%, 12/11/32, Callable 7/8/13 @
	100 *(a)(b)	317,500
500,000	JBG/Rockville NCI Campus LLC,
	Series 10-A, 3.90%, 7/15/23 (c)	521,298
500,000	Preferred Term Securities IX, 2.08%,
	4/3/33 (a)(b)	240,000
504,495	Preferred Term Securities XI, Class B-
	1, 1.88%, 9/24/33, Callable 7/8/13
	@ 100 *(a)(b)	239,635
973,987	Preferred Term Securities XX, Class
	B-2, 0.73%, 3/22/38, Callable
	7/8/13 @ 100 *(a)(c)	511,343
406,542	Preferred Term Securities XXIII,
	0.00%, 12/22/36 (b)	4
1,208,323	Preferred Term Securities XXVI,
	Series B-2, 0.84%, 9/22/37,
	Callable 7/8/13 @ 100 *(a)(c)	447,079

		2,617,163

Security Brokers & Dealers (2.7%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	336,258
1,100,000	Lehman Brothers Holdings, Inc.,
	6.50%, 7/19/17 (e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%,
	7/15/18	429,912

		766,280

Telecommunications (0.2%)
50,000	Qwest Corp., Series MBIA, 6.88%,
	9/15/33, Callable 7/8/13 @ 100 *	50,000

Total Corporate Bonds		4,624,211

U.S. Government Agency Securities (5.2%)
Fannie Mae
500,000	1.00%, 4/17/28, Callable 10/17/13 @
	100 *(a)(d)	497,323

Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (f)	962,466

Total U.S. Government Agency Securities		1,459,789

U.S. Treasury Obligations (40.0%)
Treasury Inflation Index Note
540,000	0.13%, 1/15/23	554,263

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Bonds
$250,000	3.00%, 5/15/42	$236,524
275,000	4.25%, 11/15/40	327,207
U.S. Treasury Notes
1,500,000	0.25%, 4/30/14	1,501,347
1,500,000	0.25%, 9/15/15	1,495,899
2,000,000	1.00%, 10/31/16	2,024,218
1,500,000	1.00%, 11/30/19	1,460,274
500,000	1.50%, 7/31/16	514,531
1,000,000	1.75%, 5/31/16	1,036,172
250,000	2.00%, 11/15/21	252,207
500,000	2.13%, 5/31/15	517,930
1,000,000	2.13%, 2/29/16	1,045,312
300,000	3.63%, 2/15/20	342,117

Total U.S. Treasury Obligations		11,308,001

Investment in Affiliates (7.0%)
1,971,674	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.00%(g)	1,971,674

Total Investment in Affiliates		1,971,674

Total Investments (Cost $31,523,307) (h) — 99.1%		27,975,664
Other assets in excess of liabilities — 0.9%		240,617

Net Assets — 100.0%		$28,216,281

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(b)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2013, illiquid securities were 3.2% of the Fund’s net assets.

(c)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2013.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†

Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.1%)
$533,119	Alesco Preferred Funding Ltd., Series
	15A, Class C1, 1.43%,
	12/23/37(a)(b)	$31,987
912,269	Alesco Preferred Funding Ltd., Series
	15A, Class C2, 6.05%, 12/23/37(b)	54,736
800,024	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A5, 5.70%,
	2/28/41(a)	818,218
83,210	Bear Stearns Asset Backed Securities,
	Inc., Series 2002-1, Class 1A5,
	6.89%, 12/25/34(a)	90,280
285,676	Castle Trust, Series 2003-1A, Class
	A2, 5.36%, 5/15/27(c)	290,140
71,586	RAAC, Series 2004-SP1, Class AI4,
	5.29%, 8/25/27(a)	71,808
185,162	Structured Asset Securities Corp.,
	Series 2003-AL2, Class A, 3.36%,
	1/25/31(c)	181,509

Total Asset Backed Securities		1,538,678

Mortgage Backed Securities† (40.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.9%)
133,678	Bear Stearns Alternative-A Trust,
	Series 2006-6, Class 32A1, 2.92%,
	11/25/36(a)	93,866
77,898	Bear Stearns Asset Backed Securities,
	Inc., Series 2003-AC7, Class A1,
	5.50%, 1/25/34(a)	80,142
253,840	JPMorgan Alternative Loan Trust,
	Series 2006-S4, Class A6, 5.71%,
	12/25/36(a)	244,484

		418,492

Alt-A - Fixed Rate Mortgage Backed Securities (7.1%)
53,470	Bank of America Alternative Loan
	Trust, Series 2005-9, Class 1CB3,
	5.50%, 10/25/35	50,712
73,573	Bank of America Alternative Loan
	Trust, Series 2006-4, Class 4CB1,
	6.50%, 5/25/46	66,467
89,071	Chaseflex Trust, Series 2005-2, Class
	1A1, 6.00%, 6/25/35	84,012
57,581	Chaseflex Trust, Series 2007-1, Class
	1A3, 6.50%, 2/25/37	38,368
224,434	Countrywide Alternative Loan Trust,
	Series 2005-46CB, Class A3,
	5.50%, 10/25/35	219,604
414,390	Countrywide Alternative Loan Trust,
	Series 2006-8T1, Class 2A3,
	5.50%, 4/25/36	309,870
36,256	Countrywide Alternative Loan Trust,
	Series 2004-22CB, Class 1A1,
	6.00%, 10/25/34	37,582
77,247	Countrywide Alternative Loan Trust,
	Series 2006-8T1, Class 1A4,
	6.00%, 4/25/36	63,431
473,384	Countrywide Alternative Loan Trust,
	Series 2007-9T1, Class 1A7,
	6.00%, 5/25/37	363,377
419,881	Countrywide Alternative Loan Trust,
	Series 2006-36T2, Class 2A4,
	6.25%, 12/25/36	331,035

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$99,244	Master Alternative Loans Trust, Series
	2003-8, Class 3A1, 5.50%,
	12/25/33	$104,769
25,924	Master Alternative Loans Trust, Series
	2004-13, Class 8A1, 5.50%,
	1/25/25	26,180
139,960	Master Alternative Loans Trust, Series
	2005-3, Class 1A1, 5.50%, 4/25/35	144,311
259,950	Master Alternative Loans Trust, Series
	2004-10, Class 5A6, 5.75%,
	9/25/34	264,390
126,698	Master Alternative Loans Trust, Series
	2004-3, Class 3A1, 6.00%, 4/25/34	130,322
182,465	Master Alternative Loans Trust, Series
	2004-6, Class 10A1, 6.00%,
	7/25/34	188,469
60,155	Master Alternative Loans Trust, Series
	2004-6, Class 7A1, 6.00%, 7/25/34	61,771
67,618	Master Alternative Loans Trust, Series
	2005-3, Class 7A1, 6.00%, 4/25/35	69,427
16,228	Master Alternative Loans Trust, Series
	2003-7, Class 5A1, 6.25%,
	11/25/33	16,848
42,666	Master Alternative Loans Trust, Series
	2004-3, Class 2A1, 6.25%, 4/25/34	43,546
64,417	Residential Asset Loans, Inc., Series
	2006-QS5, Class A9, 6.00%,
	5/25/36	54,229
640,004	Residential Asset Securitization Trust,
	Series 2005-A9, Class A3, 5.50%,
	7/25/35	601,038
260,632	Residential Asset Securitization Trust,
	Series 2006-A2, Class A3, 6.00%,
	5/25/36	217,370

		3,487,128

Prime Adjustable Rate Mortgage Backed Securities (3.2%)
572,665	Citigroup Mortgage Loan Trust, Inc.,
	Series 2010-3, Class 4A1, 2.43%,
	2/25/36(a)	575,862
880,000	JPMorgan Mortgage Trust, Series
	2005-A6, Class 2A4, 3.10%,
	8/25/35(a)	820,335
30,994	JPMorgan Mortgage Trust, Series
	2006-A4, Class 3A1, 5.32%,
	6/25/36(a)	27,473
100,511	MLCC Mortgage Investors, Inc.,
	Series 2004-HB1, Class A3, 2.26%,
	4/25/29(a)	99,526
24,758	Structured Adjustable Rate Mortgage
	Loan Trust, Series 2006-5, Class
	4A1, 5.35%, 6/25/36(a)	22,924
36,119	Wachovia Mortgage Loan Trust LLC,
	Series 2005-A, Class 4A2, 5.32%,
	8/20/35(a)	21,992

		1,568,112

Prime Fixed Mortgage Backed Securities (9.4%)
52,734	Bank of America Funding Corp.,
	Series 2005-3, Class 1A9, 5.25%,
	6/25/35	53,852

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$70,398	Bank of America Mortgage Securities,
	Series 2004-7, Class 2A2, 5.75%,
	8/25/34	$71,867
987	Chase Mortgage Finance Corp., Series
	2005-S1, Class 1A9, 5.50%,
	5/25/35	1,013
5,060	Chase Mortgage Finance Corp., Series
	2005-S2, Class A25, 5.50%,
	10/25/35	5,079
7,362	Chase Mortgage Finance Corp., Series
	2002-S4, Class A23, 6.25%,
	3/25/32	7,732
392,470	Chaseflex Trust, Series 2006-2, Class
	A5, 5.80%, 9/25/36(a)	376,284
12,000	Citicorp Mortgage Securities, Inc.,
	Series 2003-11, Class 2A11, 5.50%,
	12/25/33	12,322
100,000	Citicorp Mortgage Securities, Inc.,
	Series 2006-3, Class 1A2, 6.25%,
	6/25/36	103,532
75,546	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-1, Class 3A1, 6.50%,
	4/25/35	76,551
74,205	Countrywide Alternative Loan Trust,
	Series 2005-J3, Class 2A12, 5.50%,
	5/25/35	30,220
81,790	Countrywide Home Loans, Series
	2003-40, Class AS, 4.50%,
	10/25/18	83,868
108,000	Countrywide Home Loans, Series
	2003-34, Class A15, 5.25%,
	9/25/33	109,038
2,000	Countrywide Home Loans, Series
	2003-1, Class 1A2, 5.50%, 3/25/33	2,026
112,000	Countrywide Home Loans, Series
	2003-14, Class A4, 5.50%, 6/25/33	114,142
23,309	Countrywide Home Loans, Series
	2003-28, Class A8, 5.50%, 8/25/33	24,039
11,239	Countrywide Home Loans, Series
	2003-J6, Class 1A1, 5.50%, 8/25/33	11,757
1,371	Countrywide Home Loans, Series
	2004-4, Class A24, 5.50%, 5/25/34	1,376
23,000	Countrywide Home Loans, Series
	2004-8, Class 1A3, 5.50%, 7/25/34	23,178
87,819	Countrywide Home Loans, Series
	2005-12, Class 2A9, 5.50%,
	5/25/35	90,931
200,798	Countrywide Home Loans, Series
	2005-J1, Class 1A8, 5.50%, 2/25/35	196,492
33,967	Countrywide Home Loans, Series
	2004-18, Class A1, 6.00%,
	10/25/34	35,300
41,808	Countrywide Home Loans, Series
	2004-21, Class A10, 6.00%,
	11/25/34	45,146
389,539	Countrywide Home Loans, Series
	2007-J3, Class A10, 6.00%,
	7/25/37*	330,970
77,000	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2004-8,
	Class 1A5, 5.50%, 12/25/34	78,003

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$236,642	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2005-9,
	Class 3A1, 6.00%, 10/25/35	$158,010
44,130	Credit Suisse Mortgage Capital
	Certificates, Series 2006-8, Class
	1A1, 4.50%, 10/25/21	41,082
826	First Nationwide Trust, Series 2001-3,
	Class 1A1, 6.75%, 8/21/31	853
10,206	GMAC Mortgage Corp. Loan Trust,
	Series 2003-GH2, Class A4, 5.00%,
	10/25/33(a)	10,375
7,145	GMAC Mortgage Corp. Loan Trust,
	Series 2003-J6, Class A3, 5.50%,
	10/25/33	7,150
3,864	GSR Mortgage Loan Trust, Series
	2002-3F, Class 1AA, 6.00%,
	8/25/16	3,972
107,877	JPMorgan Mortgage Trust, Series
	2006-A2, Class 3A2, 5.30%,
	4/25/36(a)	98,373
73,229	JPMorgan Mortgage Trust, Series
	2004-S2, Class 4A5, 6.00%,
	11/25/34	72,301
98,832	JPMorgan Re-REMIC, Series 2009-7,
	Class 12A1, 6.25%, 1/27/37(a)(c)	102,841
34,613	Master Asset Securitization Trust,
	Series 2003-7, Class 1A1, 5.50%,
	9/25/33	36,488
11,538	Master Asset Securitization Trust,
	Series 2003-7, Class 1A2, 5.50%,
	9/25/33	12,163
204,996	Master Asset Securitization Trust,
	Series 2005-1, Class 5A4, 5.50%,
	5/25/35	205,368
12,570	Master Asset Securitization Trust,
	Series 2004-3, Class 5A1, 6.25%,
	1/25/32	12,710
116,178	Morgan Stanley Mortgage Loan Trust,
	Series 2004-3, Class 3A, 6.00%,
	4/25/34	121,103
14,277	Nomura Asset Acceptance Corp.,
	Series 2003-A1, Class A2, 6.00%,
	5/25/33	15,002
1,000,000	Prime Mortgage Trust, Series 2005-4,
	Class 2A3, 5.50%, 10/25/35	309,129
454,812	RAAC, Series 2004-SP2, Class A22,
	6.00%, 1/25/32	464,478
2,572	Residential Asset Mortgage Products,
	Inc., Series 2003-SL1, Class A11,
	7.13%, 3/25/16	2,667
112,236	Structured Asset Securities Corp.,
	Series 2002-RM1, Class A, 0.84%,
	10/25/37(a)(c)	111,184
15,609	Structured Asset Securities Corp.,
	Series 2005-6, Class 4A1, 5.00%,
	5/25/35	15,820
53,705	Structured Asset Securities Corp.,
	Series 2004-3, Class 3A1, 5.50%,
	3/25/19	55,256

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$91,155	Structured Asset Securities Corp.,
	Series 2004-20, Class 5A1, 6.25%,
	11/25/34	$92,662
49,865	TBW Mortgage Backed Pass-Through
	Certificates, Series 2006-2, Class
	7A1, 7.00%, 7/25/36	18,864
712,000	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2005-
	3, Class 1CB5, 5.50%, 5/25/35	650,946
39,557	Washington Mutual Mortgage Pass-
	Through Certificates, Series 2004-
	CB1, Class 4A, 6.00%, 6/25/34	42,041
7,156	Washington Mutual MSC Mortgage
	Pass-Through Certificates, Series
	2004-RA1, Class 2A, 7.00%,
	3/25/34	7,561
39,954	Wells Fargo Mortgage Backed
	Securities Trust, Series 2007-16,
	Class 1A1, 6.00%, 12/28/37	42,810
89,683	Wells Fargo Mortgage Backed
	Securities Trust, Series 2007-7,
	Class A48, 6.00%, 6/25/37	14,396

		4,610,323

U.S. Government Agency Mortgage Backed Securities (19.8%)
300,000	Fannie Mae, 1.63%, 10/26/15	308,507
784,124	Fannie Mae, Series 2013-18, Class
	NA, 2.00%, 12/25/42	788,967
63,051	Fannie Mae, 2.39%, 2/1/33, Pool
	#683235(a)	66,015
32,771	Fannie Mae, 2.45%, 12/1/27, Pool
	#422279(a)	34,830
795,269	Fannie Mae, Series 2012-2, Class HA,
	2.50%, 5/25/41	818,229
764,892	Fannie Mae, Series 2011-118, Class
	NA, 3.00%, 11/25/41	801,094
313,081	Fannie Mae, Series 2011-124, Class
	CG, 3.00%, 9/25/29	321,056
931,374	Fannie Mae, Series 2012-38, Class
	AG, 3.00%, 2/25/39	959,599
270,146	Fannie Mae, Series 2012-16, Class K,
	4.00%, 10/25/41	277,565
2,447	Fannie Mae, 4.50%, 5/1/19, Pool
	#761398	2,677
755	Fannie Mae, 5.00%, 3/1/18, Pool
	#688031	808
2,622	Fannie Mae, 5.00%, 8/1/33, Pool
	#730856	2,846
1,422	Fannie Mae, 5.00%, 7/1/35, Pool
	#832198	1,540
1,609	Fannie Mae, 5.50%, 2/1/33, Pool
	#683351	1,762
773	Fannie Mae, 5.50%, 9/1/34, Pool
	#725773	847
15,323	Fannie Mae, Series 1998-36, Class
	ZB, 6.00%, 7/18/28	16,923
10,000	Fannie Mae, Series 2002-21, Class LL,
	6.25%, 4/25/32	11,123
15,000	Fannie Mae, Series 1994-51, Class LL,
	6.75%, 3/25/24	17,006
37,890	Fannie Mae, Series 1993-82, Class H,
	7.00%, 5/25/23	44,079

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$476	Fannie Mae, Series 1997-42, Class
	EN, 7.25%, 7/18/27	$478
28,856	Fannie Mae, Series 1991-171, Class J,
	8.00%, 12/25/21	32,930
112,945	Fannie Mae Whole Loan, Series 2003-
	W6, Class 6A, 3.06%, 8/25/42(a)	118,827
45,704	Fannie Mae Whole Loan, Series 2002-
	W11, Class AF5, 5.48%,
	11/25/32(a)	45,676
533,788	Freddie Mac, Series 4146, Class ML,
	1.50%, 10/15/42	526,689
374,393	Freddie Mac, Series 4019, Class GB,
	2.00%, 12/15/41	375,967
34,192	Freddie Mac, 2.25%, 4/1/24, Pool
	#409624(a)	34,577
896,192	Freddie Mac, Series 4009, Class PK,
	2.50%, 6/15/41	911,300
204,968	Freddie Mac, Series 3879, Class NK,
	3.00%, 5/15/39	210,006
172,498	Freddie Mac, Series 3982, Class AJ,
	3.00%, 6/15/36	175,149
908,948	Freddie Mac, Series 4012, Class MH,
	3.00%, 11/15/40	932,106
290,398	Freddie Mac, Series 3780, Class MK,
	3.50%, 10/15/40	305,875
456,065	Freddie Mac, Series 4051, Class YD,
	3.50%, 3/15/41	467,224
59,453	Freddie Mac, Series 2590, Class AQ,
	4.25%, 3/15/18	61,945
13,668	Freddie Mac, Series 2610, Class VB,
	5.50%, 7/15/24	14,604
1,642	Freddie Mac, 6.00%, 7/1/35, Pool
	#A36085	1,803
10,210	Freddie Mac, Series 2148, Class ZA,
	6.00%, 4/15/29	11,451
16,046	Freddie Mac, Series 3133, Class TD,
	6.00%, 9/15/34	16,441
5,449	Freddie Mac, 6.50%, 2/1/36, Pool
	#G08113	6,159
51,243	Freddie Mac, Series 2036, Class PD,
	6.50%, 3/15/28	58,433
731	Freddie Mac, Series 2278, Class H,
	6.50%, 1/15/31	809
3,816	Freddie Mac, Series 194, Class E,
	7.00%, 9/15/21	4,129
16,619	Freddie Mac, Series 1688, Class W,
	7.25%, 3/15/14	16,875
15,493	Freddie Mac, Series 1281, Class I,
	8.00%, 5/15/22	17,694
500,000	Government National Mortgage
	Assoc., Series 2013-69, Class NA,
	2.00%, 9/20/42	498,750
276,810	Government National Mortgage
	Assoc., Series 2009-93, Class HG,
	4.00%, 9/16/39	294,060
9,594	Government National Mortgage
	Assoc., 7.00%, 9/15/23, Pool
	#347688	11,086
17,014	Government National Mortgage
	Assoc., 7.00%, 7/15/29, Pool
	#490215	20,098

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$13,472	Government National Mortgage
	Assoc., 7.50%, 11/15/23, Pool
	#354701	$15,256
12,881	Government National Mortgage
	Assoc., Series 1996-20, Class J,
	7.50%, 9/20/26	15,219
260	Government National Mortgage
	Assoc., 8.00%, 6/15/26, Pool
	#426149	297
6,088	Government National Mortgage
	Assoc., 9.00%, 7/15/21, Pool
	#308511	7,021

		9,684,407

Total Mortgage Backed Securities		19,768,462

Corporate Bonds (10.9%)
Computers & Peripherals (1.0%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21	508,987

Diversified Financial Services (2.0%)
500,000	CME Group, Inc., 5.40%, 8/1/13	503,818
450,000	Murray Street Investment Trust I,
	4.65%, 3/9/17 (d)	490,469

		994,287

Financial Services (4.2%)
100,000	Bank of America Corp., 6.50%, 8/1/16	114,329
100,000	BP Capital Markets PLC, 3.63%,
	5/8/14	102,911
3,000	Citigroup, Inc., 5.13%, 5/5/14	3,118
500,000	I-Preferred Term Securities, Class B-1,
	2.39%, 12/11/32, Callable 7/8/13 @
	100 *(a)(b)	317,500
750,000	JBG/Rockville NCI Campus LLC,
	Series 10-A, 3.90%, 7/15/23 (c)	781,946
1,000,000	Preferred Term Securities IX, Series
	144, 2.08%, 4/3/33, Callable 7/8/13
	@ 100 *(a)(b)	480,000
504,495	Preferred Term Securities XI, Class B-
	1, 1.88%, 9/24/33, Callable 7/8/13
	@ 100 *(a)(b)	239,635
203,271	Preferred Term Securities XXIII,
	0.00%, 12/22/36 (b)	2

		2,039,441

Security Brokers & Dealers (2.8%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	560,430
700,000	Lehman Brothers Holdings, Inc.,
	6.50%, 7/19/17 (e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%,
	7/15/18	824,490

		1,384,990

Telecommunication Services (0.4%)
130,000	Verizon Communications, Inc., 8.75%,
	11/1/18	173,278

Telecommunications (0.5%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable
	7/8/13 @ 101 *	126,000
135,000	Qwest Corp., Series MBIA, 6.88%,
	9/15/33, Callable 7/8/13 @ 100 *	135,000

		261,000

Total Corporate Bonds		5,361,983

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (0.6%)
Missouri (0.6%)
$135,000	Hanley Road Corridor Transnational
	Development Missouri
	Transnational Tax Revenue, Build
	America Bonds, 7.50%, 10/1/39,
	Callable 10/1/19 @ 100*	$146,406
155,000	Missouri State Housing Development
	Community Single Family Mortgage
	Revenue, 5.78%, 3/1/38, Callable
	9/1/16 @ 100, Insured by:
	GNMA, FNMA, FHLMC*	160,197

Total Taxable Municipal Bonds		306,603

U.S. Government Agency Securities (5.1%)
Fannie Mae
1,000,000	1.00%, 4/17/28, Callable 10/17/13 @
	100 *(a)(d)	994,646

Fannie Mae Strips
500,000	12.14%, 11/15/16 (f)	481,233

Federal Home Loan Bank
1,000,000	1.00%, 3/13/23, Callable 6/13/13 @
	100 *(a)(d)	998,253

Total U.S. Government Agency Securities		2,474,132

U.S. Treasury Obligations (34.4%)
Treasury Inflation Index Note
940,000	0.13%, 1/15/23	964,828

U.S. Treasury Bonds
2,000,000	3.00%, 5/15/42	1,892,188
925,000	4.25%, 11/15/40	1,100,606
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	997,266
2,710,000	1.00%, 10/31/16	2,742,814
250,000	1.25%, 8/31/15	255,000
2,000,000	1.38%, 2/28/19	2,015,156
1,000,000	1.50%, 7/31/16	1,029,062
500,000	1.75%, 5/31/16	518,086
1,875,000	2.00%, 11/15/21	1,891,553
500,000	3.63%, 2/15/20	570,196
2,500,000	3.63%, 2/15/21	2,849,022

Total U.S. Treasury Obligations		16,825,777

Investment in Affiliates (5.3%)
2,571,494	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.00%(g)	2,571,494

Total Investment in Affiliates		2,571,494

Total Investments (Cost $51,269,070) (h) — 99.8%		48,847,129
Other assets in excess of liabilities — 0.2%		93,736

Net Assets — 100.0%		$48,940,865

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(b)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2013, illiquid securities were 2.3% of the Fund’s net assets.

(c)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2013.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†

Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (50.7%)
Aerospace/Defense (0.8%)
1,442	Alliant Techsystems, Inc.	$113,226
1,256	General Dynamics Corp.	96,838
251	Lockheed Martin Corp.	26,563
897	Northrop Grumman Corp.	73,904
85	Precision Castparts Corp.	18,183
3,508	Raytheon Co.	233,774
85	Rockwell Collins, Inc.	5,504

		567,992

Air Freight & Logistics (0.1%)
433	United Parcel Service, Inc., Class B	37,195

Airlines (0.1%)
171	Copa Holdings SA ADR, Class A	22,456
6,689	Southwest Airlines Co.	94,783

		117,239

Apparel Manufacturers (0.3%)
77	Coach, Inc.	4,486
1,642	NIKE, Inc., Class B	101,246
135	Ralph Lauren Corp.	23,637
437	VF Corp.	80,347

		209,716

Apparel Retail (0.1%)
1,567	GUESS??, Inc.	49,799

Apparel/Footwear (0.4%)
7,198	Foot Locker, Inc.	247,035

Auto Manufacturers (0.4%)
7,308	Ford Motor Co.	114,589
3,097	General Motors Co.(a)	104,957

		219,546

Auto Parts & Equipment (0.1%)
354	Allison Transmission Holdings, Inc.	8,425
205	Delphi Automotive PLC	10,006
456	Gentex Corp.	10,429
444	Lear Corp.	26,631

		55,491

Automotive Parts (0.3%)
1,567	Advance Auto Parts, Inc.	127,742
74	O’Reilly Automotive, Inc.(a)	8,059
1,034	TRW Automotive Holdings Corp.(a)	65,504

		201,305

Banking (3.3%)
2,537	BB&T Corp.	83,518
1,188	East West Bancorp, Inc.	31,292
3,904	Fifth Third Bancorp	71,053
8,443	First Niagara Financial Group, Inc.	82,488
11,875	JPMorgan Chase & Co.	648,255
4,673	PNC Financial Services Group	334,774
1,336	SunTrust Banks, Inc.	42,872
18,181	TrustCo Bank Corp. NY	101,632
8,912	U.S. Bancorp	312,455
9,475	Wells Fargo & Co.	384,211
4,100	Zions Bancorp	115,005

		2,207,555

Beverages (1.0%)
88	Brown-Forman Corp., Class B	6,056
1,539	Constellation Brands, Inc., Class A(a)	81,583
51	Dr Pepper Snapple Group, Inc.	2,345
2,103	Molson Coors Brewing Co., Class B	103,909
85	Monster Beverage Corp.(a)	4,640
3,587	PepsiCo, Inc.	289,722

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
4,787	The Coca-Cola Co.	$191,432

		679,687

Biotechnology (0.5%)
63	Alexion Pharmaceuticals, Inc.(a)	6,145
467	Amgen, Inc.	46,948
343	Biogen Idec, Inc.(a)	81,459
1,180	Celgene Corp.(a)	145,906
735	Incyte Corp.(a)	16,295
387	Myriad Genetics, Inc.(a)	12,423
195	Regeneron Pharmaceuticals(a)	47,165

		356,341

Broadcasting/Cable (0.2%)
1,990	CBS Corp., Class B	98,505
874	Comcast Corp., Class A	35,091

		133,596

Building Materials (0.0%)
289	The Valspar Corp.	20,713

Business Equipment & Services (0.1%)
900	Paychex, Inc.	33,507
3,047	Pitney Bowes, Inc.	44,730

		78,237

Cable & Satellite (0.0%)
256	Time Warner Cable, Inc.	24,451

Capital Markets (0.4%)
2,448	Invesco Ltd.	82,596
3,312	Raymond James Financial, Inc.	145,628
1,124	SEI Investments Co.	34,406

		262,630

Chemicals (1.0%)
789	Airgas, Inc.	81,180
781	Cytec Industries, Inc.	55,818
1,768	E.I. du Pont de Nemours & Co.	98,637
942	Ecolab, Inc.	79,571
352	PPG Industries, Inc.	54,071
1,116	Praxair, Inc.	127,591
71	Sigma-Aldrich Corp.	5,940
861	The Dow Chemical Co.	29,670
723	W.R. Grace & Co.(a)	61,101

		593,579

Commercial Services (0.1%)
51	Stericycle, Inc.(a)	5,598
1,378	Total System Services, Inc.	32,397
637	Verisk Analytics, Inc., Class A(a)	37,468

		75,463

Commercial Services & Supplies (0.7%)
2,396	Cintas Corp.	109,389
3,508	Corrections Corp. of America	123,291
4,971	Knoll, Inc.	77,846
3,868	Waste Management, Inc.	162,185

		472,711

Commodity Chemicals (0.0%)
195	Westlake Chemical Corp.	18,213

Communications Equipment (0.3%)
2,977	Harris Corp.	149,237
3,525	Juniper Networks, Inc.(a)	62,498

		211,735

Computer Software & Services (1.9%)
2,527	Adobe Systems, Inc.(a)	108,434
247	BMC Software, Inc.(a)	11,188

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Computer Software & Services, continued:
674	Citrix Systems, Inc.(a)	$43,372
6,414	EMC Corp.(a)	158,811
481	FactSet Research Systems, Inc.	47,229
13,263	Microsoft Corp.	462,612
225	Motorola Solutions, Inc.	13,041
8,360	Oracle Corp.	282,234
2,639	Verisign, Inc.(a)	124,139

		1,251,060

Computers & Peripherals (2.2%)
1,812	Apple, Inc.	814,820
15,615	Cisco Systems, Inc.	376,009
1,255	International Business Machines Corp.	261,065
520	Lexmark International, Inc., Class A	15,865
105	Teradata Corp.(a)	5,854

		1,473,613

Construction (0.1%)
3,042	D.R. Horton, Inc.	74,103

Construction & Engineering (0.3%)
1,532	Aecom Technology Corp.(a)	47,170
116	Fluor Corp.	7,332
2,026	Jacobs Engineering Group, Inc.(a)	115,502
183	URS Corp.	8,865

		178,869

Consumer Finance (0.0%)
282	American Express Co.	21,350

Consumer Products (1.0%)
1,644	Church & Dwight Co., Inc.	99,972
570	Colgate-Palmolive Co.	32,969
286	Snap-on, Inc.	26,052
112	The Clorox Co.	9,305
645	The Estee Lauder Cos, Inc., Class A	43,718
6,789	The Procter & Gamble Co.	521,123

		733,139

Containers & Packaging (0.1%)
1,396	Greif, Inc., Class A	72,732

Data Processing & Outsourced Services (0.0%)
1,016	CoreLogic, Inc.(a)	26,619

Department Stores (0.0%)
215	Dillard’s, Inc.	19,838

Distribution/Wholesale (0.1%)
853	Fastenal Co.	44,510
97	Genuine Parts Co.	7,541
144	MSC Industrial Direct Co., Inc., Class A	11,904

		63,955

Distributors (0.0%)
696	LKQ Corp. (a)	17,038

Diversified Financial Services (1.0%)
141	Affiliated Managers Group, Inc.(a)	23,124
1,805	Berkshire Hathaway, Inc., Class B(a)	205,896
1,919	CME Group, Inc.	130,358
1,217	Goldman Sachs Group, Inc.	197,251
3,118	Janus Capital Group, Inc.	27,345
542	Leucadia National Corp.	17,008
607	Moody’s Corp.	40,329

		641,311

Diversified Manufacturing Operations (1.5%)
1,644	3M Co.	181,284
5,999	Corning, Inc.	92,205
2,079	Danaher Corp.	128,524

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Diversified Manufacturing Operations, continued:
1,766	Donaldson Co., Inc.	$66,243
21,320	General Electric Co.	497,182
1,962	Honeywell International, Inc.	153,939
148	Packaging Corp. of America	7,252

		1,126,629

Electric Integrated (0.6%)
179	Consolidated Edison, Inc.	10,216
1,450	Duke Energy Corp.	97,048
358	Integrys Energy Group, Inc.	20,596
3,141	Pepco Holdings, Inc.	65,239
1,551	PPL Corp.	46,065
5,396	Southern Co.	236,884

		476,048

Electric Utilities (0.1%)
290	American Electric Power Co., Inc.	13,288
206	Edison International	9,464
527	Exelon Corp.	16,515
256	FirstEnergy Corp.	9,987
250	NextEra Energy, Inc.	18,905
188	Northeast Utilities	7,834

		75,993

Electrical Components & Equipment (0.0%)
142	AMETEK, Inc.	6,127
150	Hubbell, Inc., Class B	15,065

		21,192

Electrical Equipment (0.0%)
331	Polypore International, Inc.(a)	12,452

Electronic Components/Instruments (0.5%)
682	Amphenol Corp., Class A	53,128
2,767	L-3 Communications Holdings, Inc.	235,444
1,068	Thermo Fisher Scientific, Inc.	94,304

		382,876

Energy Equipment & Services (0.5%)
1,330	Atwood Oceanics, Inc.(a)	69,838
1,433	Cameron International Corp.(a)	87,227
1,879	Gulfmark Offshore, Inc., Class A	86,171
4,489	Nabors Industries Ltd.	71,869
1,006	Transocean Ltd.	50,531

		365,636

Entertainment (0.1%)
83	Liberty Media Corp.(a)	10,363
4,559	Regal Entertainment Group, Class A	80,694

		91,057

Environmental & Facilities Services (0.0%)
289	Rollins, Inc.	7,300

Environmental Control (0.1%)
3,949	Covanta Holding Corp.	80,757

Fertilizers & Agricultural Chemicals (0.0%)
97	Monsanto Co.	9,762

Financial Services (1.1%)
244	Discover Financial Services	11,568
1,266	Eaton Vance Corp.	52,552
299	Franklin Resources, Inc.	46,288
2,645	SLM Corp.	62,792
1,917	T. Rowe Price Group, Inc.	145,424
3,811	The NASDAQ OMX Group, Inc.	119,894
1,795	Visa, Inc., Class A	319,761

		758,279

Food (0.1%)
1,065	Hillshire Brands Co.	36,892

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food, continued:
652	Ingredion, Inc.	$44,414

		81,306

Food & Staples Retailing (0.1%)
597	Bunge Ltd.	41,552
404	CVS Caremark Corp.	23,262

		64,814

Food Products (0.6%)
77	ConAgra Foods, Inc.	2,594
1,192	Dean Foods Co.(a)	12,504
384	General Mills, Inc.	18,079
88	Hershey Co.	7,842
145	Kellogg Co.	8,997
353	Kraft Foods Group, Inc.	19,461
80	McCormick & Co.- NON Voting Shares	5,526
1,396	Mondelez International, Inc.	41,126
1,145	Nestle SA	75,936
4,557	Snyder’s-Lance, Inc.	118,118
46	The J.M. Smucker Co.	4,644
3,606	Tyson Foods, Inc., Class A	90,150

		404,977

Food Products & Services (0.5%)
2,307	Campbell Soup Co.	98,763
2,557	Hormel Foods Corp.	101,820
1,869	Safeway, Inc.	43,006
2,319	Sysco Corp.	78,382
1,526	The Kroger Co.	51,380

		373,351

Food-Miscellaneous/Diversified (0.0%)
191	H.J. Heinz Co.	13,821
216	Whole Foods Market, Inc.	11,202

		25,023

Forest Products & Paper (0.0%)
623	Plum Creek Timber Co., Inc.	29,717

Gas (0.1%)
831	Sempra Energy	67,560

Gold (0.0%)
496	Newmont Mining Corp.	17,003

Hand/Machine Tools (0.1%)
994	Stanley Black & Decker, Inc.	78,745

Health Care (0.8%)
1,709	Express Scripts Holding Co.(a)	106,163
379	Health Net, Inc.(a)	12,079
3,332	Johnson & Johnson	280,488
2,892	UnitedHealth Group, Inc.	181,126

		579,856

Health Care Equipment (0.0%)
389	Varian Medical Systems, Inc.(a)	26,067

Health Care Equipment & Supplies (0.4%)
105	Baxter International, Inc.	7,385
287	Covidien PLC	18,253
68	Edwards Lifesciences Corp.(a)	4,519
3,555	Medtronic, Inc.	181,341
1,345	St Jude Medical, Inc.	58,144
46	Zimmer Holdings, Inc.	3,611

		273,253

Health Care Facilities (0.0%)
574	LifePoint Hospitals, Inc.(a)	28,545

Health Care Providers & Services (0.6%)
151	AmerisourceBergen Corp.	8,166

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services, continued:
74	Cardinal Health, Inc.	$3,475
403	Cerner Corp.(a)	39,607
889	Community Health System, Inc.	42,823
57	DaVita Healthcare Partners, Inc.(a)	7,072
506	Laboratory Corp. of America Holdings(a)	50,342
37	McKesson Corp.	4,213
1,410	Omnicare, Inc.	64,902
3,926	Patterson Companies, Inc.	153,428
28	Quest Diagnostics, Inc.	1,732

		375,760

Healthcare - Products (0.3%)
1,092	CareFusion Corp.(a)	40,131
1,416	Qiagen NV(a)	26,451
668	The Cooper Cos., Inc.	75,491
1,257	Thoratec Corp.(a)	39,181

		181,254

Healthcare - Services (0.2%)
955	HCA Holdings, Inc.	37,302
6,938	Health Management Assoicates, Inc.,
	Class A(a)	95,675

		132,977

Home Builders (0.0%)
333	Thor Industries, Inc.	14,222

Hotels, Restaurants & Leisure (0.5%)
242	Brinker International, Inc.	9,489
1,362	Carnival Corp.	45,082
23	Chipotle Mexican Grill, Inc.(a)	8,303
4,861	International Game Technology	86,915
2,512	Marriott International, Inc., Class A	105,529
167	Penn National Gaming, Inc.(a)	9,192
374	Royal Caribbean Cruises Ltd.	13,094
1,977	Wyndham Worldwide Corp.	114,903

		392,507

Household Durables (0.0%)
307	Tupperware Brands Corp.	24,861

Household Products/Wares (0.2%)
2,261	The Scotts Miracle-Gro Co.	106,877

Industrial Conglomerates (0.2%)
4,218	McDermott International, Inc.(a)	40,282
767	Siemens AG	80,612

		120,894

Insurance (1.4%)
1,690	American International Group, Inc.(a)	75,137
194	AON PLC	12,352
891	Axis Capital Holdings Ltd.	38,812
350	Cincinnati Financial Corp.	16,569
1,826	Fidelity National Financial, Inc., Class A	48,042
282	HCC Insurance Holdings, Inc.	12,084
968	Lincoln National Corp.	34,519
5,338	Marsh & McLennan Cos., Inc.	213,627
350	PartnerRe Ltd.	31,728
1,283	Principal Financial Group, Inc.	48,562
364	Progressive Corp.	9,278
1,823	Prudential Financial, Inc.	125,732
272	StanCorp Financial Group, Inc.	12,357
1,987	The Allstate Corp.	95,853
1,294	The Chubb Corp.	112,708
632	Torchmark Corp.	40,770

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
127	Travelers Companies, Inc.	$10,632

		938,762

Internet (0.7%)
1,408	eBay, Inc.(a)	76,173
1,774	Facebook, Inc., Class A(a)	43,197
393	Google, Inc., Class A(a)	342,071

		461,441

Internet & Catalog Retail (0.1%)
144	Amazon.com, Inc.(a)	38,740
56	Priceline.com, Inc.(a)	45,020

		83,760

Internet Software & Services (0.0%)
609	IAC/InterActiveCorp	29,524
514	Rackspace Hosting, Inc.(a)	19,290

		48,814

Investment Companies (0.1%)
3,048	Golub Capital BDC, Inc.	53,370

IT Services (0.2%)
191	Automatic Data Processing, Inc.	13,126
1,031	Fiserv, Inc.(a)	89,862
120	Mastercard, Inc.	68,430

		171,418

Leisure Equipment & Products (0.0%)
365	Mattel, Inc.	16,334

Life Sciences Tools & Services (0.4%)
398	Bruker Corp.	6,579
1,546	Charles Riv Labs International, Inc.(a)	66,957
2,436	Covance, Inc.(a)	181,677

		255,213

Lodging (0.1%)
1,026	Las Vegas Sands Corp.	59,405

Machinery (0.4%)
689	Caterpillar, Inc.	59,116
115	Graco, Inc.	7,412
2,364	Harsco Corp.	55,270
3,278	Kaydon Corp.	88,637
668	Xylem, Inc.	18,798

		229,233

Machinery & Equipment (0.4%)
735	Gardner Denver, Inc.	55,493
945	Illinois Tool Works, Inc.	66,273
461	Lincoln Electric Holdings, Inc.	27,568
60	Roper Industries, Inc.	7,453
1,468	United Technologies Corp.	139,313

		296,100

Machinery-Diversified (0.1%)
511	Flowserve Corp.	85,914

Media (1.0%)
460	AOL, Inc.	15,944
2,019	DIRECTV(a)	123,421
1,578	Discovery Communications, Inc., Class
	A(a)	124,441
1,090	Gannett Co., Inc.	23,435
3,878	News Corp., Class A	124,523
1,448	Thomson Reuters Corp.	48,363
170	Viacom, Inc.	11,201
2,802	Walt Disney Co.	176,750

		648,078

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Medical (0.1%)
567	AMC Networks, Inc.(a)	$36,299

Medical Equipment & Supplies (0.3%)
120	Becton, Dickinson & Co.	11,834
495	C.R. Bard, Inc.	51,030
26	Intuitive Surgical, Inc.(a)	12,936
2,210	PerkinElmer, Inc.	69,217
872	Sirona Dental Systems, Inc.(a)	61,860
185	Stryker Corp.	12,282

		219,159

Metal & Glass Containers (0.0%)
226	Crown Holdings, Inc.(a)	9,571

Metals & Mining (0.3%)
191	Compass Minerals International, Inc.	16,667
1,315	Nucor Corp.	58,531
288	Reliance Steel & Aluminum Co.	18,942
7,295	Steel Dynamics, Inc.	111,905

		206,045

Metals-Processing & Fabrication (0.1%)
1,817	Southern Copper Corp.	56,600

Miscellaneous Manufacturing (0.3%)
2,030	Eaton Corp. PLC	134,102
765	Ingersoll-Rand PLC	44,010
944	ITT Corp.	28,462

		206,574

Multiline Retail (0.0%)
323	Family Dollar Stores, Inc.	19,751

Multi-Utilities (0.2%)
151	CenterPoint Energy, Inc.	3,500
344	Dominion RES, Inc. VA	19,453
102	DTE Energy Co.	6,794
253	PG&E Corp.	11,362
305	Public Service Enterprise Group, Inc.	10,077
139	Wisconsin Energy Corp.	5,673
3,491	Xcel Energy, Inc.	100,262

		157,121

Office Services & Supplies (0.1%)
846	Avery Dennison Corp.	36,801

Oil & Gas (0.3%)
667	Dresser-Rand Group, Inc.(a)	40,420
1,122	Linn Co. LLC	40,723
950	Marathon Petroleum Corp.	78,375
560	Range Resources Corp.	42,101
1,909	RPC, Inc.	24,034

		225,653

Oil & Gas Exploration & Production (0.2%)
321	Cobalt International Energy, Inc.(a)	8,327
159	EOG Resources, Inc.	20,527
956	Noble Energy, Inc.	55,113
1,296	Whiting Petroleum Corp.(a)	59,707

		143,674

Oil & Gas Exploration, Production and Services (1.0%)
163	Diamond Offshore Drilling, Inc.	11,216
1,780	Helmerich & Payne, Inc.	109,897
1,728	Murphy Oil Corp.	109,417
134	Oil States International, Inc.(a)	13,199
7,272	Patterson-UTI Energy, Inc.	152,784
1,981	Questar Corp.	48,158
430	Schlumberger Ltd.	31,403
2,027	Southwestern Energy Co.(a)	76,398

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
3,973	Ultra Petroleum Corp.(a)	$90,505

		642,977

Oil, Gas & Consumable Fuels (0.3%)
751	Anardarko Petroleum Corp.	65,690
1,783	CONSOL Energy, Inc.	61,834
3,214	Spectra Energy Corp.	98,252

		225,776

Oil-Integrated Companies (2.4%)
4,082	Chevron Corp.	501,066
3,913	ConocoPhillips	240,023
6,633	Exxon Mobil Corp.	600,089
1,016	Marathon Oil Corp.	34,940
2,331	Occidental Petroleum Corp.	214,615

		1,590,733

Packaged Foods & Meats (0.1%)
1,320	Hain Celestial Group, Inc.(a)	87,938

Packaging & Containers (0.1%)
1,218	Ball Corp.	52,569
1,223	Bemis Co., Inc.	47,880

		100,449

Paper & Forest Products (0.0%)
361	Domtar Corp.	26,162

Paper Products (0.3%)
1,126	Kimberly-Clark Corp.	109,031
2,418	MeadWestvaco Corp.	84,630

		193,661

Pharmaceuticals (3.1%)
2,254	Abbott Laboratories	82,654
2,818	Abbvie, Inc.	120,301
758	Allergan, Inc.	75,413
10,659	Bristol-Myers Squibb Co.	490,420
6,463	Eli Lilly & Co.	343,573
4,346	Forest Laboratories, Inc.(a)	172,754
8,003	Merck & Co., Inc.	373,740
54	Perrigo Co.	6,259
8,543	Pfizer, Inc.	232,626
2,177	Roche Holding AG ADR	135,714
1,361	Warner Chilcott PLC, Class A	26,131

		2,059,585

Pipelines (0.3%)
5,608	The Williams Cos., Inc.	197,289

Printing & Publishing (0.0%)
168	The McGraw-Hill Cos., Inc.	9,164

Professional Services (0.0%)
319	Robert Half International, Inc.	11,089
89	The Dun & Bradstreet Corp.	8,734

		19,823

Property & Casualty Insurance (0.0%)
392	Mercury General Corp.	17,554

Real Estate Investment Trusts (1.9%)
179	American Capital Agency Corp.	4,618
1,888	American Capital Ltd.	25,167
2,483	Annaly Capital Management, Inc.	33,719
425	Apartment Investment & Management
	Co., Class A	12,861
2,570	Brandywine Realty Trust	36,391
10,292	Campus Crest Communities, Inc.	130,194
446	CBRE Group, Inc.(a)	10,338
1,869	Chesapeake Lodging Trust	42,146
2,368	DDR Corp.	41,345

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Real Estate Investment Trusts, continued:
37	Digital Reality Trust, Inc.	$2,254
1,283	Douglas Emmett, Inc.	32,704
4,646	Franklin Street Properties Corp.	63,279
9,307	General Growth Properties, Inc.	191,073
60	Health Care REIT, Inc.	4,082
258	Jones Lang LaSalle, Inc.	23,692
859	Liberty Property Trust	34,858
327	Mack-Cali Realty Corp.	8,666
9,078	MFA Financial, Inc.	79,705
83	Public Storage, Inc.	12,599
635	Rayonier, Inc.	35,179
3,127	Redwood Trust, Inc.	59,913
2,012	Senior Housing Properties Trust (REIT)	52,010
383	Simon Property Group, Inc.	63,747
1,794	Sun Communities, Inc.	89,645
174	Ventas, Inc.	12,418
886	Vornado Realty Trust	70,836
377	Weingarten Realty Investors	12,019

		1,185,458

Restaurants (0.8%)
2,621	Darden Restaurants, Inc.	135,768
939	McDonald’s Corp.	90,679
992	Starbucks Corp.	62,565
2,436	Yum! Brands, Inc.	165,040

		454,052

Retail (1.9%)
379	Aaron’s, Inc.	10,646
5,615	American Eagle Outfitters, Inc.	111,122
187	AutoZone, Inc.(a)	76,451
139	Bed Bath & Beyond, Inc.(a)	9,487
861	Big Lots, Inc.(a)	29,317
2,786	Chico’s FAS, Inc.	50,315
259	Costco Wholesale Corp.	28,405
1,434	Dollar Tree, Inc.(a)	68,889
914	Home Depot, Inc.	71,895
1,076	Nordstrom, Inc.	63,290
3,965	PetMed Express, Inc.	53,091
155	Signet Jewelers Ltd.	10,619
8,726	Staples, Inc.	130,891
1,460	Target Corp.	101,470
2,804	Walgreen Co.	133,919
2,538	Wal-Mart Stores, Inc.	189,943
1,806	Williams-Sonoma, Inc.	97,452

		1,237,202

Road & Rail (0.0%)
254	Con-Way, Inc.	9,657

Savings & Loans (0.1%)
7,382	New York Community Bancorp, Inc.	96,557

Semiconductors (1.3%)
2,220	Cree, Inc.(a)	138,417
1,027	Fairchild Semiconductor International,
	Inc.(a)	14,902
8,507	Intel Corp.	206,549
380	KLA-Tencor Corp.	21,390
1,575	Lam Research Corp.(a)	73,679
3,632	Maxim Integrated Products, Inc.	107,108
3,747	Microchip Technology, Inc.	136,691
492	Silicon Laboratories, Inc.(a)	21,136
2,823	Teradyne, Inc.(a)	50,645

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Semiconductors, continued:
1,616	Texas Instruments, Inc.	$57,998
2,312	Xilinx, Inc.	93,983

		922,498

Software (0.4%)
280	Amdocs Ltd.	9,996
1,651	Autodesk, Inc.(a)	62,293
939	Cadence Design Systems, Inc.(a)	14,207
1,224	Compuware Corp.(a)	13,746
1,927	Intuit, Inc.	112,613
511	VMware, Inc., Class A(a)	36,342

		249,197

Specialty Chemicals (0.0%)
213	Albemarle Corp.	14,254

Specialty Retail (0.3%)
173	Gap, Inc. (The)	7,015
1,359	L Brands, Inc.	67,964
329	Lowe’s Cos., Inc.	13,854
521	PetSmart, Inc.	35,168
137	Ross Stores, Inc.	8,809
34	The Sherwin-Williams Co.	6,410
1,017	Tiffany & Co.	79,102
441	TJX Cos., Inc.	22,319

		240,641

Technology (0.1%)
3,395	SAIC, Inc.	49,228
23	Waters Corp.(a)	2,224

		51,452

Telecommunications (0.8%)
3,008	AT&T, Inc.	105,250
688	Level 3 Communications, Inc.(a)	14,744
127	Palo Alto Networks, Inc.(a)	6,162
8,499	Verizon Communications, Inc.	412,031

		538,187

Telecommunications-Services & Equipment (0.3%)
2,762	QUALCOMM, Inc.	175,332
1,046	TW Telecom, Inc.(a)	29,842

		205,174

Textiles, Apparel & Luxury Goods (0.2%)
870	Columbia Sportswear Co.	52,391
2,009	Hanesbrands, Inc.	100,169

		152,560

Tobacco & Tobacco Products (0.8%)
6,441	Altria Group, Inc.	232,520
2,675	Philip Morris International, Inc.	243,185
1,386	Reynolds American, Inc.	66,680

		542,385

Toys/Games/Hobbies (0.1%)
1,052	Hasbro, Inc.	46,793

Trading Companies & Distributors (0.0%)
34	W.W. Grainger, Inc.	8,753

Transportation (0.1%)
1,063	C.H. Robinson Worldwide, Inc.	60,261

Transportation & Shipping (0.5%)
419	FedEx Corp.	40,366
1,457	Norfolk Southern Corp.	111,592
1,049	Union Pacific Corp.	162,196

		314,154

Utilities-Electric (0.4%)
5,489	Ameren Corp.	186,846

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Utilities-Electric, continued:
1,243	Entergy Corp.	$85,618

		272,464

Utilities-Natural Gas (0.1%)
1,734	UGI Corp.	66,221

Water (0.1%)
1,317	American Water Works Co., Inc.	52,601

Wireless Telecommunication Services (0.0%)
930	T-Mobile US, Inc.	19,930

Total Common Stocks		34,798,058

Asset Backed Securities (1.4%)
$76,058	Bayview Financial Acquisition Trust,
	Series 2005-B, Class 1A6, 5.21%,
	4/28/39(b)	76,769
200,790	Bayview Financial Acquisition Trust,
	Series 2006-A, Class 1A5, 5.70%,
	2/28/41(b)	205,357
198,286	Castle Trust, Series 2003-1A, Class A2,
	5.36%, 5/15/27(c)	201,384
66,220	Residential Asset Mortgage Products,
	Inc., Series 2003-RS8, Class MI2,
	5.81%, 9/25/33(b)	32,561
65,066	Residential Funding Mortgage Securities,
	5.68%, 4/25/29(b)	69,530
347,401	Saxon Asset Securities Trust, Series
	2003-3, Class AF5, 5.08%,
	12/25/33(b)	357,787

Total Asset Backed Securities		943,388

Mortgage Backed Securities† (16.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
413,515	Bear Stearns Alternative-A Trust, 2.55%,
	4/25/37(b)	283,759
71,024	Deutsche Mortgage Securities, Inc.,
	Series 2003-4XS, Class A6A, 4.82%,
	10/25/33(b)	70,730

		354,489

Alt-A - Fixed Rate Mortgage Backed Securities (3.8%)
206,519	Bank of America Alternative Loan Trust,
	Series 2005-10, Class 1CB4, 5.50%,
	11/25/35	188,655
226,698	Bank of America Alternative Loan Trust,
	Series 2004-10, Class 1CB1, 6.00%,
	11/25/34	234,517
188,226	Citi Mortgage Alternative Loan Trust,
	Series 2007-A2, Class 1A5, 6.00%,
	2/25/37	161,962
62,000	Countrywide Alternative Loan Trust,
	Series 2003-13T1, Class A9, 5.00%,
	8/25/33	64,377
148,000	Countrywide Alternative Loan Trust,
	Series 2003-15T2, Class A10, 5.00%,
	8/25/33	143,957
59,000	Countrywide Alternative Loan Trust,
	5.50%, 11/25/35	48,612
207,195	Countrywide Alternative Loan Trust,
	Series 2006-8T1, Class 2A3, 5.50%,
	4/25/36	154,935
29,717	Countrywide Alternative Loan Trust,
	6.00%, 1/25/37	25,715

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$65,075	Countrywide Alternative Loan Trust,
	Series 2004-J2, Class 2A1, 6.50%,
	3/25/34	$69,289
13,142	Countrywide Alternative Loan Trust,
	Series 2005-J3, Class 3A1, 6.50%,
	9/25/34	13,317
203,900	Deutsche Alternative-A Securities, Inc.
	Mortgage Loan Trust, Series 2006-
	AB2, Class A3, 6.27%, 6/25/36(b)	161,338
18,250	Master Alternative Loans Trust, Series
	2004-6, Class 10A1, 6.00%, 7/25/34	18,851
153,274	Master Alternative Loans Trust, Series
	2004-8, Class 5A1, 6.00%, 9/25/34	161,639
127,059	Master Alternative Loans Trust, Series
	2004-3, Class 5A1, 6.50%, 3/25/34	132,766
396,769	Nomura Asset Acceptance Corp., Series
	2005-AP1, Class 2A5, 4.86%,
	2/25/35(b)	394,785
97,043	Nomura Asset Acceptance Corp., Series
	2005-AP2, Class A5, 4.98%,
	5/25/35(b)	92,708
207,510	Nomura Asset Acceptance Corp., Series
	2006-AF1, Class 1A2, 6.16%,
	5/25/36(b)	131,277
35,960	Residential Accredit Loans, Inc., Series
	2004-QS9, Class A1, 5.00%, 6/25/19	36,108
32,208	Residential Asset Loans, Inc., Series
	2006-QS5, Class A9, 6.00%, 5/25/36	27,114
170,668	Residential Asset Securitization Trust,
	Series 2005-A9, Class A3, 5.50%,
	7/25/35	160,276
74,466	Residential Asset Securitization Trust,
	Series 2006-A2, Class A3, 6.00%,
	5/25/36	62,106
113,142	Washington Mutual Mortgage Pass-
	Through Certificates, 5.50%, 7/25/35	113,717

		2,598,021

Prime Adjustable Rate Mortgage Backed Securities (0.6%)
38,665	Bear Stearns Adjustable Rate Mortgage
	Trust, Series 2004-6, Class 2A2,
	3.09%, 9/25/34(b)	17,019
34,609	Chase Mortgage Finance Corp., Series
	2007-A2, Class 7A1, 5.36%,
	7/25/37(b)	32,750
256,384	Credit Suisse Mortgage Capital
	Certificates, Series 2009, 5.61%,
	5/26/37(b)(c)	270,649
107,648	JPMorgan Re-REMIC, Series 2009-7,
	Class 5A1, 6.00%, 2/27/37(b)(c)	111,205

		431,623

Prime Fixed Mortgage Backed Securities (4.3%)
350,000	American Home Mortgage Investment
	Trust, 5.41%, 9/25/35(b)	287,031
83,152	Bank of America Funding Corp., 6.00%,
	7/25/36	76,204
45,923	Bank of America Mortgage Securities,
	Series 2004-4, Class 3A1, 5.00%,
	5/25/19	47,700

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$15,868	Bank of America Mortgage Securities,
	Series 2004-4, Class 2A2, 5.50%,
	5/25/34	$16,073
71,196	Chase Mortgage Finance Corp., 5.50%,
	10/25/33	73,688
69,937	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-2, Class 1A4, 2.64%,
	5/25/35(b)	69,769
308,064	Citigroup Mortgage Loan Trust, Inc.,
	Series 2004-NCM1, Class 1A2,
	6.50%, 7/25/34	322,659
22,797	Countrywide Alternative Loan Trust,
	Series 2004-24CB, Class 2A1, 5.00%,
	11/25/19	22,927
62,008	Countrywide Alternative Loan Trust,
	Series 2005-J8, Class 1A6, 5.50%,
	7/25/35	11,248
125,055	Countrywide Home Loans, 3.00%,
	11/25/35(b)	106,135
7,415	Countrywide Home Loans, Series 2003-
	20, Class 1A14, 5.50%, 7/25/33	7,056
225,721	Countrywide Home Loans, Series 2005-
	12, Class 2A9, 5.50%, 5/25/35	233,722
120,479	Countrywide Home Loans, Series 2005-
	J1, Class 1A8, 5.50%, 2/25/35	117,895
139,121	Countrywide Home Loans, Series 2007-
	J3, Class A10, 6.00%, 7/25/37*	118,204
42,000	Credit Suisse First Boston Mortgage
	Securities Corp., Series 2005-1, Class
	2A1, 5.50%, 2/25/35	35,590
53,615	Credit Suisse Mortgage Capital
	Certificates, Series 2006-2, Class 3A1,
	6.50%, 3/25/36	37,915
28,418	First Horizon Mortgage Pass-Through
	Trust, Series 2004-1, Class 2A1,
	4.75%, 3/25/19	28,986
118	GSR Mortgage Loan Trust, Series 2003-
	3F, Class 1A2, 5.00%, 4/25/33	118
7,727	GSR Mortgage Loan Trust, Series 2006-
	10F, Class 5A1, 6.00%, 1/25/27	7,337
72,467	Lehman Mortgage Trust, 5.50%, 1/25/36	66,686
5,726	Master Asset Securitization Trust, Series
	2003-3, Class 5A1, 5.50%, 4/25/18	6,052
26,995	Master Asset Securitization Trust, Series
	2003-8, Class 1A1, 5.50%, 9/25/33	28,058
155,034	Residential Asset Mortgage Products,
	Inc., Series 2003-RZ5, Class A7,
	4.97%, 9/25/33(b)	161,936
55,132	Residential Asset Mortgage Products,
	Inc., Series 2004-SL1, Class A7,
	7.00%, 11/25/31	57,969
374,121	Structured Asset Securities Corp., Series
	2002-RM1, Class A, 0.84%,
	10/25/37(b)(c)	370,613
235,746	Structured Asset Securities Corp., Series
	2005-3, Class 1A8, 5.75%, 3/25/35	238,262
3,157	Washington Mutual, Series 2003-S4,
	Class 4A1, 4.00%, 2/25/32	3,190

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$322,243	Wells Fargo Mortgage Backed Securities
	Trust, Series 2007-9, Class 1A5,
	5.50%, 7/25/37	$341,469
61,325	Wells Fargo Mortgage Backed Securities
	Trust, Series 2006-11, Class A8,
	6.00%, 9/25/36	61,306

		2,955,798

U.S. Government Agency Mortgage Backed Securities (7.6%)
250,000	Fannie Mae, 1.63%, 10/26/15	257,089
269,543	Fannie Mae, Series 2013-18, Class NA,
	2.00%, 12/25/42	271,207
198,817	Fannie Mae, Series 2012-2, Class HA,
	2.50%, 5/25/41	204,557
195,048	Fannie Mae, Series 2011-118, Class NA,
	3.00%, 11/25/41	204,279
156,540	Fannie Mae, Series 2011-124, Class CG,
	3.00%, 9/25/29	160,528
535,540	Fannie Mae, Series 2012-38, Class AG,
	3.00%, 2/25/39	551,769
130,171	Fannie Mae, 4.00%, 4/1/25, Pool
	#AD3828	138,229
20,759	Fannie Mae, Series 2003-19, Class ME,
	4.00%, 1/25/33	21,383
135,073	Fannie Mae, Series 2012-16, Class K,
	4.00%, 10/25/41	138,783
76,592	Fannie Mae, 4.50%, 4/1/35, Pool
	#814522	81,908
500,000	Fannie Mae, 5.00%, 2/13/17	577,061
2,200	Fannie Mae, 5.00%, 3/1/18, Pool
	#681351	2,355
92,585	Fannie Mae, 5.50%, 10/1/35, Pool
	#838584	100,895
7,687	Fannie Mae, 6.00%, 5/1/35, Pool
	#357778	8,434
13,000	Fannie Mae, Series 1999-18, Class LL,
	6.50%, 4/18/29	14,758
66,445	Fannie Mae Grantor Trust, Series 2002-
	T6, Class A1, 3.31%, 2/25/32	68,548
266,894	Freddie Mac, Series 4146, Class ML,
	1.50%, 10/15/42	263,345
21,272	Freddie Mac, 1.90%, 6/1/28, Pool
	#605508(b)	21,531
600,000	Freddie Mac, 2.50%, 1/7/14	608,473
213,509	Freddie Mac, Series 3879, Class NK,
	3.00%, 5/15/39	218,756
80,499	Freddie Mac, Series 3982, Class AJ,
	3.00%, 6/15/36	81,736
363,579	Freddie Mac, Series 4012, Class MH,
	3.00%, 11/15/40	372,842
227,950	Freddie Mac, Series 4051, Class YD,
	3.50%, 3/15/41	233,527
56,615	Freddie Mac, Series 2877, Class JD,
	4.50%, 3/15/19	58,755
3,838	Freddie Mac, 5.00%, 5/1/18, Pool
	#E96372	4,064
5,998	Freddie Mac, 5.00%, 9/1/18, Pool
	#E99582	6,352
5,495	Freddie Mac, 5.50%, 1/1/35, Pool
	#A30935	5,952
10,901	Freddie Mac, Series 2378, Class CB,
	6.00%, 11/15/31	11,525

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$24,046	Freddie Mac, Series 2302, Class J,
	6.50%, 4/15/31	$27,476
98,113	Freddie Mac, 7.50%, 12/15/22	112,226
275,000	Government National Mortgage Assoc.,
	Series 2013-69, Class NA, 2.00%,
	9/20/42	274,313
2,280	Government National Mortgage Assoc.,
	6.00%, 2/20/26, Pool #2166	2,526
49,332	Government National Mortgage Assoc.,
	6.31%, 3/20/33, Pool #612258	55,027
3,461	Government National Mortgage Assoc.,
	7.00%, 1/15/26, Pool #421420	4,060
20,162	Government National Mortgage Assoc.,
	7.00%, 7/15/29, Pool #492747	23,817

		5,188,086

Total Mortgage Backed Securities		11,528,017

Corporate Bonds (3.3%)
Financial Services (2.3%)
750,000	Bank of America Corp., 6.50%, 8/1/16	857,465
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	128,638
375,000	Citigroup, Inc., 5.85%, 7/2/13	376,625
105,000	Citigroup, Inc., 6.50%, 8/19/13	106,283
194,797	Preferred Term Securities XX, Class B-2,
	0.73%, 3/22/38, Callable 7/8/13 @
	100 *(b)(c)	102,269
121,963	Preferred Term Securities XXIII, 0.00%,
	12/22/36 (d)	1
269,804	Regional Diversified Funding, 1.60%,
	1/25/36 (b)(d)	8,094

		1,579,375

Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15, Callable
	12/1/14 @ 100 *	213,424

Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	250,044

Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	224,172
350,000	Lehman Brothers Holdings, Inc., 6.50%,
	7/19/17 (e)	35

		224,207

Total Corporate Bonds		2,267,050

Taxable Municipal Bonds (0.4%)
Illinois (0.2%)
150,000	Northern Illinois Municipal Power
	Agency Power Project Revenue, Build
	America Bonds, 6.29%, 1/1/21,
	Callable 1/1/19 @ 100*	170,688

Missouri (0.2%)
100,000	Hanley Road Corridor Transnational
	Development Missouri Transnational
	Tax Revenue, Build America Bonds,
	7.50%, 10/1/39, Callable 10/1/19 @
	100*	108,449

Total Taxable Municipal Bonds		279,137

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (1.9%)
Fannie Mae
$500,000	1.00%, 4/17/28, Callable 10/17/13 @ 100
	*(b)(f)	$497,323

Fannie Mae Strips
300,000	12.14%, 11/15/16 (g)	288,740

Federal Home Loan Bank
550,000	1.00%, 3/13/23, Callable 6/13/13 @ 100
	*(b)(f)	549,039

Total U.S. Government Agency Securities		1,335,102

U.S. Treasury Obligations (13.3%)
Treasury Inflation Index Note
530,000	0.13%, 1/15/23	543,999

U.S. Treasury Bonds
1,325,000	3.00%, 5/15/42	1,253,574
315,000	4.25%, 11/15/40	374,801
U.S. Treasury Notes
1,050,000	0.25%, 4/30/14	1,050,943
500,000	0.25%, 9/15/15	498,633
300,000	0.75%, 3/31/18	296,156
1,175,000	2.00%, 11/15/21	1,185,373
300,000	2.13%, 2/29/16	313,594
1,125,000	2.25%, 11/30/17	1,190,918
500,000	2.75%, 2/28/18	541,250
810,000	2.75%, 2/15/19	878,344
150,000	3.63%, 2/15/21	170,941
750,000	4.50%, 2/15/16	831,329

Total U.S. Treasury Obligations		9,129,855

Investment Companies (3.6%)
22,776	iShares MSCI EAFE Index Fund	1,368,382
26,020	iShares MSCI Emerging Markets Index
	Fund	1,072,284

Total Investment Companies		2,440,666

Investment in Affiliates (8.3%)
5,669,334	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.00%(h)	5,669,334

Total Investment in Affiliates		5,669,334

Total Investments (Cost $60,132,567) (i) — 99.7%		68,390,607
Other assets in excess of liabilities — 0.3%		219,160

Net Assets — 100.0%		$68,609,767

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(c)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)

Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2013, illiquid securities were 0.0% of the Fund’s net assets.

(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2013.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†

Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

ADR	American Depositary Receipt
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares	Security Description	Value

Common Stocks (99.3%)
Apparel Manufacturers (1.3%)
5,945	NIKE, Inc., Class B	$366,569

Automotive Parts (1.9%)
6,827	Advance Auto Parts, Inc.	556,537

Banking (9.9%)
19,201	Fifth Third Bancorp	349,458
15,369	JPMorgan Chase & Co.	838,993
7,701	PNC Financial Services Group	551,700
16,402	U.S. Bancorp	575,054
13,934	Wells Fargo & Co.	565,024

		2,880,229

Beverages (1.8%)
6,507	PepsiCo, Inc.	525,570

Capital Markets (1.6%)
10,295	Raymond James Financial, Inc.	452,671

Chemicals (3.2%)
4,669	Ecolab, Inc.	394,390
4,594	Praxair, Inc.	525,232

		919,622

Commercial Services & Supplies (1.3%)
8,475	Cintas Corp.	386,926

Computer Software & Services (3.7%)
26,961	EMC Corp.(a)	667,555
11,970	Oracle Corp.	404,107

		1,071,662

Computers & Peripherals (3.8%)
1,698	Apple, Inc.	763,556
14,439	Cisco Systems, Inc.	347,691

		1,111,247

Construction & Engineering (1.3%)
6,434	Jacobs Engineering Group, Inc.(a)	366,802

Consumer Products (3.5%)
4,958	Church & Dwight Co., Inc.	301,496
9,316	The Procter & Gamble Co.	715,097

		1,016,593

Diversified Financial Services (2.9%)
3,661	Berkshire Hathaway, Inc., Class B(a)	417,610
2,690	Goldman Sachs Group, Inc.	435,995

		853,605

Diversified Manufacturing Operations (6.2%)
8,532	Danaher Corp.	527,448
8,719	Donaldson Co., Inc.	327,050
25,387	General Electric Co.	592,025
4,520	Honeywell International, Inc.	354,639

		1,801,162

Electric Integrated (1.3%)
8,829	Southern Co.	387,593

Electronic Components/Instruments (1.6%)
5,252	Thermo Fisher Scientific, Inc.	463,752

Energy Equipment & Services (2.0%)
5,319	Cameron International Corp.(a)	323,768
4,979	Transocean Ltd.	250,095

		573,863

Financial Services (2.3%)
8,760	T. Rowe Price Group, Inc.	664,534

Food Products & Services (1.1%)
9,699	Sysco Corp.	327,826

Hand/Machine Tools (1.3%)
4,889	Stanley Black & Decker, Inc.	387,307

Health Care (4.0%)
8,641	Express Scripts Holding Co.(a)	536,779

Shares	Security Description	Value

Common Stocks, continued:
Health Care, continued:
7,347	Johnson & Johnson	$618,470

		1,155,249

Health Care Equipment & Supplies (2.4%)
8,264	Medtronic, Inc.	421,547
6,353	St Jude Medical, Inc.	274,640

		696,187

Health Care Providers & Services (1.5%)
10,910	Patterson Companies, Inc.	426,363

Insurance (1.3%)
8,379	American International Group, Inc.(a)	372,530

Internet (3.4%)
6,906	eBay, Inc.(a)	373,615
715	Google, Inc., Class A(a)	622,343

		995,958

Internet & Catalog Retail (0.8%)
276	Priceline.com, Inc.(a)	221,885

IT Services (1.2%)
592	Mastercard, Inc.	337,588

Lodging (1.0%)
5,048	Las Vegas Sands Corp.	292,279

Machinery (1.0%)
3,387	Caterpillar, Inc.	290,605

Machinery & Equipment (1.5%)
4,495	United Technologies Corp.	426,576

Media (2.7%)
9,312	News Corp., Class A	299,008
8,020	Walt Disney Co.	505,902

		804,910

Oil & Gas Exploration & Production (2.0%)
4,774	Noble Energy, Inc.	275,221
6,376	Whiting Petroleum Corp.(a)	293,742

		568,963

Oil & Gas Exploration, Production and Services (1.0%)
7,788	Southwestern Energy Co.(a)	293,530

Oil, Gas & Consumable Fuels (1.1%)
3,695	Anardarko Petroleum Corp.	323,202

Oil-Integrated Companies (2.8%)
3,427	Chevron Corp.	420,663
4,269	Occidental Petroleum Corp.	393,047

		813,710

Packaged Foods & Meats (1.5%)
6,495	Hain Celestial Group, Inc.(a)	432,697

Pharmaceuticals (5.1%)
2,846	Allergan, Inc.	283,149
16,179	Bristol-Myers Squibb Co.	744,395
8,968	Eli Lilly & Co.	476,739

		1,504,283

Pipelines (1.0%)
8,237	The Williams Cos., Inc.	289,778

Restaurants (1.3%)
5,612	Yum! Brands, Inc.	380,213

Retail (2.5%)
6,406	Dollar Tree, Inc.(a)	307,744
5,961	Target Corp.	414,290

		722,034

Semiconductors (1.0%)
8,017	Texas Instruments, Inc.	287,730

Software (2.3%)
8,119	Autodesk, Inc.(a)	306,330

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Software, continued:
5,749	Intuit, Inc.	$335,972

		642,302

Specialty Retail (1.3%)
5,014	Tiffany & Co.	389,989

Telecommunications (1.7%)
10,292	Verizon Communications, Inc.	498,956

Transportation & Shipping (1.9%)
7,165	Norfolk Southern Corp.	548,767

Total Common Stocks		28,830,354

Investment in Affiliates (0.5%)
145,010	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.00%(b)	145,010

Total Investment in Affiliates		145,010

Total Investments (Cost $23,046,618) (c) — 99.8%		28,975,364
Other assets in excess of liabilities — 0.2%		54,845

Net Assets — 100.0%		$29,030,209

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2013
(Unaudited)

Shares	Security Description	Value

Common Stocks (77.8%)
Advertising (1.9%)
7,117	Reachlocal, Inc.	$98,926

Aerospace/Defense (1.0%)
2,968	WESCO Aircraft Holdings, Inc.(a)	52,088

Automotive Parts (1.5%)
998	Advance Auto Parts, Inc.	81,357

Banking (3.9%)
961	Capital One Financial Corp.	58,554
2,778	Chemical Financial Corp.	72,478
7,650	First Niagara Financial Group, Inc.	74,740

		205,772

Banks (1.5%)
7,029	CVB Financial Corp.	80,623

Commercial Services & Supplies (1.8%)
2,730	Corrections Corp. of America	95,960

Computers & Peripherals (3.3%)
380	Apple, Inc.	170,878

Consumer Products (7.8%)
18,218	Black Diamond, Inc.	163,416
23,176	Callaway Golf Co.	158,756
1,102	The Procter & Gamble Co.	84,590

		406,762

Consumer Services (2.7%)
9,227	Monarch Casino & Resort, Inc.(a)	142,188

Diversified Manufacturing Operations (3.7%)
5,817	Corning, Inc.	89,407
4,487	General Electric Co.	104,637

		194,044

Electronic Components/Instruments (2.3%)
14,949	GSI Group, Inc.(a)	121,685

Environmental Control (1.9%)
4,940	Covanta Holding Corp.	101,023

Financial Services (1.5%)
5,820	Bank of America Corp.	79,501

Food Products (1.4%)
2,847	Snyder’s-Lance, Inc.	73,794

Forest Products (2.3%)
6,804	Louisiana-Pacific Corp.(a)	119,546

Health Care Equipment (2.1%)
3,734	Insulet Corp.(a)	111,497

Health Care Equipment & Supplies (2.0%)
1,518	Baxter International, Inc.	106,761

Internet Software & Services (3.2%)
4,856	Bankrate, Inc.(a)	69,489
1,497	OpenTable, Inc.(a)	99,850

		169,339

Investment Banking & Brokerage (1.5%)
2,260	Lazard, Ltd., Class A	76,569

Machinery (1.4%)
1,387	Joy Global, Inc.	75,009

Metals-Processing & Fabrication (1.7%)
10,285	Alcoa, Inc.	87,423

Oil & Gas (3.7%)
4,969	Legacy Reserves LP	131,679
1,314	Suburban Propane Partners LP	62,073

		193,752

Oil & Gas Drilling (1.6%)
12,087	Pioneer Energy Services Corp.(a)	84,367

Oil & Gas Exploration & Production (3.6%)
2,490	Bill Barrett Corp.(a)	56,199

Shares	Security Description	Value

Common Stocks, continued:
Oil & Gas Exploration & Production, continued:
2,864	Whiting Petroleum Corp.(a)	$131,945

		188,144

Packaged Foods & Meats (2.9%)
2,265	Hain Celestial Group, Inc.(a)	150,894

Pharmaceuticals (1.4%)
745	Allergan, Inc.	74,120

Real Estate Investment Trusts (5.1%)
13,204	Campus Crest Communities, Inc.	167,031
7,352	Franklin Street Properties Corp.	100,134

		267,165

Restaurants (2.1%)
2,420	Bob Evans Farms, Inc.	111,707

Retail (1.5%)
1,667	Monro Muffler Brake, Inc.	78,382

Semiconductor Equipment (1.5%)
2,604	Nxp Semiconductors NV(a)	80,333

Semiconductors (2.9%)
2,219	Cavium, Inc.(a)	72,694
3,277	Intel Corp.	79,566

		152,260

Specialty Stores (1.1%)
1,114	Dick’s Sporting Goods, Inc.	58,307

Total Common Stocks		4,090,176

Convertible Preferred Stocks (4.0%)
Real Estate Investment Trusts (4.0%)
1,632	Chesapeake Lodging Trust, Series A,
	7.34%, Callable 7/17/17 @ 25	42,155
6,511	MFA Financial, Inc., 8.00%, Callable
	4/15/17 @ 25	170,002

Total Preferred Stocks		212,157

Investment Companies (8.4%)
1,975	iShares MSCI BRIC Index Fund	74,102
4,219	PowerShares DB Agriculture Fund	107,542
11,027	PowerShares DB Gold Short ETN	155,591
1,993	Vanguard FTSE Europe ETF	102,341

Total Investment Companies		439,576

Investment in Affiliates (11.4%)
598,865	Cavanal Hill Cash Management Fund,
	Institutional Class, 0.00%(b)	598,865

Total Investment in Affiliates		598,865

Total Investments (Cost $5,161,402) (c) — 101.6%		5,340,774
Liabilities in excess of other assets — (1.6)%		(85,369)

Net Assets — 100.0%		$5,255,405

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments, Continued

May 31, 2013
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2013.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ETF	Exchange Traded Fund
ETN	Exchange Traded Note

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
May 31, 2013 (Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of May 31, 2013, the Trust offered shares of the U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (each referred to as a “Fund” and, collectively, “the Funds”). The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (“Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2013, the Service Shares of the Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedules of Portfolio Investments
May 31, 2013 (Unaudited)

The following is a summary categorization, as of May 31, 2013, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

U.S. Treasury Fund
U.S. Treasury Obligations	$—	$185,234,361	$—	$185,234,361
Repurchase Agreements	—	690,000,000	—	690,000,000
Total Investments	—	875,234,361	—	875,234,361

Cash Management Fund
Certificate of Deposit	—	55,000,984	—	55,000,984
Commercial Paper	—	304,897,136	—	304,897,136
U.S. Government Agency Securities	—	226,054,536	—	226,054,536
Repurchase Agreements	—	481,200,000	—	481,200,000
Time Deposit	—	1,093,335	—	1,093,335
Total Investments	—	1,068,245,991	—	1,068,245,991

Tax-Free Money Market Fund
Municipal Bonds	—	303,232,185	—	303,232,185
Municipal Commercial Paper	—	37,395,000	—	37,395,000
Investment Companies	4,329,776	—	—	4,329,776
Total Investments	4,329,776	340,627,185	—	344,956,961

Intermediate Tax-Free Bond Fund
Municipal Bonds	—	35,990,858	—	35,990,858
Investment in Affiliates	551,092	—	—	551,092
Total Investments	551,092	35,990,858	—	36,541,950

Short-Term Income Fund
Asset Backed Securities	—	11,680,034	—	11,680,034
Mortgage Backed Securities	—	37,221,189	—	37,221,189
Corporate Bonds	—	19,577,278	—	19,577,278
Municipal Bonds	—	1,695,490	—	1,695,490
U.S. Government Agency Securities	—	5,161,749	—	5,161,749
U.S. Treasury Obligations	—	60,642,035	—	60,642,035
Investment in Affiliates	5,239,422	—	—	5,239,422
Total Investments	5,239,422	135,977,775	—	141,217,197

Intermediate Bond Fund
Asset Backed Securities	—	891,076	—	891,076
Mortgage Backed Securities	—	7,720,913	—	7,720,913
Corporate Bonds	—	4,624,211	—	4,624,211
U.S. Government Agency Securities	—	1,459,789	—	1,459,789
U.S. Treasury Obligations	—	11,308,001	—	11,308,001
Investment in Affiliates	1,971,674	—	—	1,971,674
Total Investments	1,971,674	26,003,990	—	27,975,664

Bond Fund
Asset Backed Securities	—	1,538,678	—	1,538,678
Mortgage Backed Securities	—	19,768,462	—	19,768,462
Corporate Bonds	—	5,361,983	—	5,361,983
Taxable Municipal Bonds	—	306,603	—	306,603
U.S. Government Agency Securities	—	2,474,132	—	2,474,132
U.S. Treasury Obligations	—	16,825,777	—	16,825,777
Investment in Affiliates	2,571,494	—	—	2,571,494
Total Investments	2,571,494	46,275,635	—	48,847,129

Balanced Fund
Asset Backed Securities	—	943,388	—	943,388
Common Stocks	34,798,058	—	—	34,798,058
Mortgage Backed Securities	—	11,528,017	—	11,528,017
Corporate Bonds	—	2,267,050	—	2,267,050
Taxable Municipal Bonds	—	279,137	—	279,137
U.S. Government Agency Securities	—	1,335,102	—	1,335,102
U.S. Treasury Obligations	—	9,129,855	—	9,129,855
Investment Companies	2,440,666	—	—	2,440,666
Investment in Affiliates	5,669,334	—	—	5,669,334
Total Investments	42,908,058	25,482,549	—	68,390,607

U.S. Large Cap Equity Fund
Common Stocks	28,830,354	—	—	28,830,354
Investment in Affiliates	145,010	—	—	145,010
Total Investments	28,975,364	—	—	28,975,364

Opportunistic Fund
Common Stocks	4,090,176	—	—	4,090,176
Convertible Preferred Stocks	212,157	—	—	212,157
Investment Companies	439,576	—	—	439,576
Investment in Affiliates	598,865	—	—	598,865
Total Investments	5,340,774	—	—	5,340,774

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no transfers between Levels 1 and 2 as of May 31, 2013 based on levels assigned to securities on August 31, 2012.

Notes to Schedules of Portfolio Investments
May 31, 2013 (Unaudited)

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any premium or discount, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which are valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy. Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedules of Portfolio Investments
May 31, 2013 (Unaudited)

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2013, the Cash Management Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund held restricted securities representing 19.6%, 8.9%, 9.6%, 5.3% and 1.6% of net assets, respectively. The restricted securities held as of May 31, 2013 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Cash Management Fund:
The Coca-Cola Co., 0.17%, 8/2/13	3/4/13	$ 14,989,619	$ 15,000,000	$ 14,995,738
The Coca-Cola Co., 0.18%, 6/17/13	1/4/13	14,987,700	15,000,000	14,998,800
Commonwealth Bank of Australia, 0.21%, 11/20/13	5/20/13	29,968,624	30,000,000	29,970,617
Google, Inc., 0.10%, 7/16/13	4/11/13	29,992,000	30,000,000	29,996,250
National Australia Funding, 0.16%, 8/19/13	5/16/13	29,988,394	30,000,000	29,990,234
Nestle Capital Corp., 0.20%, 1/9/14	2/25/13	29,947,000	30,000,000	29,963,000
Procter & Gamble Co., 0.16%, 8/12/13	2/12/13	29,976,000	30,000,000	29,990,400
Total Capital Canada Ltd., 0.07%, 6/14/13	5/22/13	29,998,658	30,000,000	29,999,241

Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.63%, 12/23/35	7/24/07	1,050,849	1,110,568	111,057
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	1,675,573	1,622,340	1,647,690
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/09	392,285	400,291	421,200
CNL Funding, Series 1999-1, Class A2, 7.65%, 6/18/14	3/26/12	1,164,738	1,126,101	1,147,790
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.33%, 6/26/37	3/30/10	542,091	552,295	552,554
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36	6/19/12	564,294	649,547	648,896
GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.67%, 7/25/35	6/21/12	361,397	396,052	395,149
I-Preferred Term Securities IV, 1.03%, 6/24/34	3/8/06	1,470,000	1,500,000	1,087,500
JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.10%, 1/26/37	9/1/10	213,849	217,598	218,149
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/09	229,607	239,174	248,874
JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/14/10	1,208,693	1,201,841	1,256,097
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	8/31/11	414,344	406,219	419,642
JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 5.36%, 1/27/47	10/1/09	151,468	157,779	160,237
MetLife Global Funding I, 1.70%, 6/29/15	6/26/12	999,210	1,000,000	1,017,995
Preferred Term Securities IX, 2.08%, 4/3/33	3/17/03	500,000	500,000	240,000
Preferred Term Securities V, 2.38%, 4/3/32	9/14/06	305,890	323,119	32,312
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	398,411	406,542	4
RAAC, Series 2006-RP1, Class A3, 0.49%, 10/25/45	6/19/12	130,046	135,996	131,616
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.84%, 10/25/37	6/22/12	2,747,417	2,916,897	2,889,550

Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.43%, 12/23/37	11/27/07	532,073	693,054	41,583
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/08	176,336	912,269	54,736
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	279,262	270,390	274,615
I-Preferred Term Securities, Class B-1, 2.39%, 12/11/32	4/9/03	502,835	500,000	317,500
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/10	500,000	500,000	521,298
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	6/2/06	78,245	78,245	74,665
Preferred Term Securities IX, 2.08%, 4/3/33	3/18/03	500,000	500,000	240,000
Preferred Term Securities XI, Class B-1, 1.88%, 9/24/33	9/12/03	504,495	504,495	239,635
Preferred Term Securities XX, Class B-2, 0.73%, 3/22/38	12/21/07	880,319	973,987	511,343
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	398,411	406,542	4
Preferred Term Securities XXVI, Series B-2, 0.84%, 9/22/37	11/8/07	961,668	1,208,323	447,079

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.43%, 12/23/37	11/27/07	409,287	533,119	31,987
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/08	176,336	912,269	54,736
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	295,050	285,676	290,140
I-Preferred Term Securities, Class B-1, 2.41%, 12/11/32	4/14/03	502,835	500,000	317,500
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/10	750,000	750,000	781,946
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/09	94,879	98,832	102,841
Preferred Term Securities IX, Series 144, 2.08%, 7/18/33	3/18/03	1,000,000	1,000,000	480,000
Preferred Term Securities XI, Class B-1, 1.88%, 9/24/33	9/12/03	504,495	504,495	239,635
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	199,206	203,271	2
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.84%, 10/25/37	9/26/12	110,412	112,236	111,184
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/09	150,907	185,162	181,509

Balanced Fund:
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	204,792	198,286	201,384
Credit Suisse Mortgage Capital Certificates, Series 2009, 5.61%, 5/26/37	3/30/10	256,384	256,384	270,649
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	4/28/10	106,572	107,648	111,205
Preferred Term Securities XX, Class B-2, 0.73%, 3/22/38	12/21/07	176,064	194,797	102,269
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/10	119,523	121,963	1
Regional Diversified Funding, 1.60%, 1/25/36	1/9/07	261,440	269,804	8,094
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.84%, 10/25/37	9/19/12	368,042	374,121	370,613

Notes to Schedules of Portfolio Investments
May 31, 2013 (Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

3.	Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

4. Federal Income Taxes:

At May 31, 2013, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$33,776,572	$2,785,712	$(20,334)	$2,765,378
Short-Term Income Fund	145,507,968	1,938,285	(6,229,056)	(4,290,771)
Intermediate Bond Fund	31,276,820	1,082,208	(4,383,364)	(3,301,156)
Bond Fund	51,132,097	1,708,059	(3,993,027)	(2,284,968)
Balanced Fund	60,326,739	9,811,646	(1,747,778)	8,063,868
U.S. Large Cap Equity Fund	23,109,995	5,960,207	(94,838)	5,865,369
Opportunistic Fund	5,166,046	260,499	(85,771)	174,728

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	7/29/13

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	7/29/13

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	7/29/13

* Print the name and title of each signing officer under his or her signature.